Credit Suisse Managed Futures Strategy Fund

Consolidated Schedule of Investments

July 31, 2020 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%(1)	Value
UNITED STATES TREASURY OBLIGATIONS (54.5%)
$35,000	United States Treasury Bills	(AA+, Aaa)	08/13/20	1.557	$34,999,222
55,000	United States Treasury Bills	(AA+, Aaa)	10/08/20	1.485	54,990,925
40,000	United States Treasury Bills	(AA+, Aaa)	12/31/20	0.108	39,983,333
10,000	United States Treasury Bills	(AA+, Aaa)	06/17/21	0.148	9,990,615
TOTAL UNITED STATES TREASURY OBLIGATIONS (Cost $139,796,086)					139,964,095
TOTAL INVESTMENTS AT VALUE (54.5%) (Cost $139,796,086)					139,964,095
OTHER ASSETS IN EXCESS OF LIABILITIES (45.5%)					116,952,281
NET ASSETS (100.0%)					$256 ,916,376

†	Credit ratings given by the S&P Global Ratings Division of S&P Global Inc. (“S&P”) and Moody’s Investors Service, Inc. ("Moody's") are unaudited.
(1)	Securities are zero coupon. Rate presented is yield to maturity as of July 31, 2020.

Futures Contracts

Contract Description	Currency	Expiration Date	Number of Contracts	Notional Value	Net Unrealized Appreciation (Depreciation)
Contracts to Purchase
Foreign Exchange Contracts
AUD Currency Futures	USD	Sep 2020	340	$24,299,800	$441,491
CAD Currency Futures	USD	Sep 2020	611	45,653,920	(13,693)
EUR Currency Futures	USD	Sep 2020	313	46,165,544	1,801,338
GBP Currency Futures	USD	Sep 2020	575	47,106,875	663,541
JPY Currency Futures	USD	Sep 2020	544	64,324,600	100,397
					$2,993,074
Index Contracts
EURO Stoxx 50 Index Futures	EUR	Sep 2020	336	12,646,695	$(351,927)
Nikkei 225 Index Futures OSE	JPY	Sep 2020	54	11,113,591	(676,225)
S&P 500 E Mini Index Futures	USD	Sep 2020	54	8,811,450	534,113
					$(494,039)
Interest Rate Contracts
10YR U.S. Treasury Note Futures	USD	Sep 2020	321	44,965,078	$401,038
EURO Bund Futures	EUR	Sep 2020	305	64,024,804	631,036
Long Gilt Futures	GBP	Sep 2020	195	35,460,130	271,127
					$1,303,201
Contracts to Sell
Index Contracts
Hang Seng Index Futures	HKD	Aug 2020	(39)	(6,178,699)	$26,742
FTSE 100 Index Futures	GBP	Sep 2020	(83)	(6,412,604)	253,846
					$280,588
Interest Rate Contracts
10YR Japanese Bond Futures	JPY	Sep 2020	(38)	(54,762,697)	$(188,059)

					$3,894,765

Credit Suisse Managed Futures Strategy Fund

Consolidated Schedule of Investments (continued)

July 31, 2020 (unaudited)

Total Return Swap Contracts

Currency	Notional Amount	Expiration Date	Counterparty	Receive	Pay	Payment Frequency	Upfront Premiums Paid/ (Received)	Net Unrealized Appreciation (Depreciation)
USD	$15,075,649	12/04/20	Goldman Sachs	Bloomberg Precious Metals Index	0.11%	At Maturity	$—	$3,923,950
USD	28,179,926	12/04/20	Goldman Sachs	Bloomberg Industrial Metals Index	0.12%	At Maturity	—	325,780
USD	7,430,917	12/04/20	Goldman Sachs	(0.10)%	Bloomberg Agriculture Index	At Maturity	—	91,744
USD	7,921,141	12/04/20	Goldman Sachs	(0.06)%	Bloomberg Energy Index	At Maturity	—	3,360,657
								$7,702,131

Currency Abbreviations:

AUD = Australian Dollar

CAD = Canadian Dollar

EUR = Euro

GBP = British Pound

HKD = Hong Kong Dollar

JPY = Japanese Yen

USD = United States Dollar

U.S. Treasury Securities in the amount of $4,841,000 received at the custodian bank as collateral for OTC swaps.

SECURITY VALUATION — The Board of Trustees (the "Board") is responsible for the Fund’s valuation process. The Board has delegated the supervision of the daily valuation process to Credit Suisse Asset Management, LLC, the Fund’s investment adviser (“Credit Suisse” or the “Adviser”), who has established a Pricing Committee which, pursuant to the policies adopted by the Board, is responsible for making fair valuation determinations and overseeing the Fund’s pricing policies. The net asset value of the Fund is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the “Exchange”) on each day the Exchange is open for business. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. These pricing services generally price fixed income securities assuming orderly transactions of an institutional “round lot” size, but some trades occur in smaller “odd lot” sizes which may be effected at lower prices than institutional round lot trades. Structured note agreements are valued in accordance with a dealer-supplied valuation based on changes in the value of the underlying index. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Forward contracts are valued at the London closing spot rates and the London closing forward point rates on a daily basis. The currency forward contract pricing model derives the differential in point rates to the expiration date of the forward and calculates its present value. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The Fund may utilize a service provided by an independent third party which has been approved by the Board to fair value certain securities. When fair value pricing is employed, the prices of securities used by the Fund to calculate its net asset value may differ from quoted or published prices for the same securities. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the investment adviser to be unreliable, the market price may be determined by the investment adviser using quotations from one or more brokers/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, these securities will be fair valued in good faith by the Pricing Committee, in accordance with procedures adopted by the Board.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP established a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at each measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of July 31, 2020 in valuing the Fund’s assets and liabilities carried at fair value:

Assets	Level 1	Level 2	Level 3	Total
Investments in Securities
United States Treasury Obligations	$—	$139,964,095	$—	$139,964,095
	$—	$139,964,095	$—	$139,964,095
Other Financial Instruments*
Futures Contracts	$5,124,669	$—	$—	$5,124,669
Swap Contracts**	—	7,702,131	—	7,702,131

Liabilities	Level 1	Level 2	Level 3	Total
Other Financial Instruments*
Futures Contracts	$1,229,904	$—	$—	$1,229,904

*	Other financial instruments include unrealized appreciation (depreciation) on futures and swap contracts.
**	Value includes any premium paid or received with respect to swap contracts, if applicable.

During the period ended July 31, 2020, there were no transfers among Level 2 and Level 3. All transfers, if any, are assumed to occur at the end of the reporting period.

Other information regarding the Fund is available in the most recent Report to Shareholders. This information is also available on the Fund's website at www.credit-suisse.com/us/funds, as well as on the website of the Securities and Exchange Commission at www.sec.gov.

Credit Suisse Multialternative Strategy Fund

Consolidated Schedule of Investments

July 31, 2020 (unaudited)

	Number of Shares	Value
LONG POSITIONS (46.1%)
EXCHANGE-TRADED FUNDS (8.0%)
UNITED STATES (8.0%)
Commingled Fund (2.4%)
Vanguard Short-Term Inflation-Protected Securities ETF	23,796	$1,202,887
Energy - Integrated (5.6%)
Alerian MLP ETF(1)	122,008	2,896,470
TOTAL EXCHANGE-TRADED FUNDS (Cost $4,084,306)		4,099,357

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%
UNITED STATES TREASURY OBLIGATIONS (38.0%)
$6,000	United States Treasury Bills(2)	(AA+, Aaa)	08/13/20	1.485	5,999,867
6,000	United States Treasury Bills(2)	(AA+, Aaa)	10/08/20	1.511	5,999,010
7,500	United States Treasury Bills(2)	(AA+, Aaa)	12/31/20	0.583	7,496,875
TOTAL UNITED STATES TREASURY OBLIGATIONS (Cost $19,461,457)					19,495,752

Number of Contracts	Number of Shares
PURCHASED OPTIONS (0.1%)
Put Purchased Options (0.1%)
26 S&P 500 Index, Strike @ $3,240 (Cost $79,665), expires 08/07/20		55,250
SHORT-TERM INVESTMENTS (5.8%)
State Street Navigator Securities Lending Government Money Market Portfolio, 0.13%(3) (Cost $2,984,664)	2,984,664	2,984,664
TOTAL INVESTMENTS AT VALUE (51.9%) (Cost $26,610,092)		26,635,023
OTHER ASSETS IN EXCESS OF LIABILITIES (48.1%)		24,724,939
NET ASSETS (100.0%)		$51,359,962

†	Credit ratings given by the Standard & Poor’s Division of the McGraw-Hill Companies, Inc. (“S&P”) and Moody’s Investors Service, Inc. (Moody's) are unaudited.
(1)	Security or portion thereof is out on loan.
(2)	Securities are zero coupon. Rate presented is yield to maturity as of July 31, 2020.
(3)	Represents security purchased with cash collateral received for securities on loan. The rate shown is the annualized one-day yield at July 31, 2020.

Forward Foreign Currency Contracts

Forward Currency to be Purchased (Local)		Forward Currency to be Sold (Local)		Expiration Date	Counterparty	Value on Settlement Date	Current Value/Notional	Net Unrealized Appreciation (Depreciation)
JPY	8,039,772	USD	75,027	08/20/20	JPMorgan Chase	$75,027	$76,053	$1,026
KRW	1,252,505,010	USD	1,035,128	09/16/20	JPMorgan Chase	1,035,128	1,051,418	16,290
NOK	281,827	USD	30,481	08/20/20	JPMorgan Chase	30,481	31,045	564
NZD	169,240	USD	111,175	08/20/20	JPMorgan Chase	111,175	112,742	1,567
SEK	550,844	USD	61,363	08/20/20	JPMorgan Chase	61,363	63,007	1,644
USD	63,926	CAD	86,569	08/19/20	JPMorgan Chase	(63,926)	(64,630)	(704)
USD	28,625	EUR	25,006	08/20/20	JPMorgan Chase	(28,625)	(29,580)	(955)
USD	57,743	AUD	82,358	08/20/20	JPMorgan Chase	(57,743)	(59,067)	(1,324)
USD	370,473	CHF	347,772	08/20/20	JPMorgan Chase	(370,473)	(382,468)	(11,995)
USD	334,348	RUB	23,622,047	09/16/20	JPMorgan Chase	(334,348)	(316,807)	17,541
USD	756,397	PEN	2,645,876	09/16/20	JPMorgan Chase	(756,397)	(749,544)	6,853
USD	609,547	HKD	4,728,071	09/16/20	Morgan Stanley	(609,547)	(610,065)	(518)
USD	4,170,729	HKD	32,364,993	09/16/20	Morgan Stanley	(4,170,729)	(4,176,071)	(5,342)
USD	279,225	NGN	114,203,053	09/16/20	JPMorgan Chase	(279,225)	(291,582)	(12,357)
USD	426,253	COP	1,642,777,937	09/16/20	JPMorgan Chase	(426,253)	(439,124)	(12,871)
USD	1,015,813	MXN	23,119,100	09/17/20	JPMorgan Chase	(1,015,813)	(1,035,848)	(20,035)
								$(20,616)

Credit Suisse Multialternative Strategy Fund

Consolidated Schedule of Investments (continued)

July 31, 2020 (unaudited)

Futures Contracts

Contract Description	Currency	Expiration Date	Number of Contracts	Notional Value	Net Unrealized Appreciation (Depreciation)
Contracts to Purchase
Foreign Exchange Contracts
AUD Currency Futures	USD	Sep 2020	7	$500,290	$20,990
CAD Currency Futures	USD	Sep 2020	7	523,040	(868)
EUR Currency Futures	USD	Sep 2020	5	737,469	29,156
GBP Currency Futures	USD	Sep 2020	8	655,400	9,263
JPY Currency Futures	USD	Sep 2020	7	827,706	1,369
					$59,910
Index Contracts
EURO Stoxx 50 Index Dividend Futures	EUR	Dec 2020	38	378,353	1,894
EURO Stoxx 50 Index Dividend Futures	EUR	Dec 2021	52	483,311	15,378
EURO Stoxx 50 Index Futures	EUR	Sep 2020	8	301,112	(8,379)
Nikkei 225 Index Futures OSE	JPY	Sep 2020	2	411,614	(18,693)
S&P 500 E Mini Index Futures	USD	Sep 2020	33	5,384,775	25,969
					$16,169
Interest Rate Contracts
10YR AUD Bond Futures	AUD	Sep 2020	8	857,445	$4,487
10YR CAD Bond Futures	CAD	Sep 2020	49	5,659,052	11,786
10YR JGB Mini Futures	JPY	Sep 2020	45	6,484,631	(2,671)
10YR U.S. Treasury Note Futures	USD	Sep 2020	29	4,062,265	1,755
					$15,357
Contracts to Sell
Index Contracts
Hang Seng Index Futures	HKD	Aug 2020	(1)	(158,428)	$546
FTSE 100 Index Futures	GBP	Sep 2020	(3)	(231,781)	12,653
					$13,199
Interest Rate Contracts
EURO Bund Futures	EUR	Sep 2020	(51)	(10,705,787)	$(72,486)
Long Gilt Futures	GBP	Sep 2020	(28)	(5,091,711)	(14,684)
					$(87,170)
Net unrealized appreciation (depreciation)					$17,465

Total Return Swap Contracts

Currency	Notional Amount	Expiration Date	Counterparty	Receive	Pay	Periodic Payment Frequency	Upfront Premiums Paid/ (Received)	Net Unrealized Appreciation (Depreciation)
USD	$262,143	05/05/21	Bank of America N.A.	Financial Select Sector TR(a)	0.46%	Monthly	$—	$6,823
USD	438,503	07/09/21	Bank of America N.A.	BAML Custom Equity Long Basket(a)	0.37%	Monthly	—	29,266
USD	456,116	07/09/21	Bank of America N.A.	(0.22)%	CSAM QIS Custom Equity Short Basket(a)	Monthly	—	(54,804)
USD	3,428,621	11/20/20	Barclays Bank PLC	Shiller Barclays CAPE US Mid - Month Sector Market Hedged ER Index(a)	0.60%	At Maturity	—	(49,491)

Credit Suisse Multialternative Strategy Fund

Consolidated Schedule of Investments (continued)

July 31, 2020 (unaudited)

Total Return Swap Contracts (continued)

Currency	Notional Amount	Expiration Date	Counterparty	Receive	Pay	Periodic Payment Frequency	Upfront Premiums Paid/ (Received)	Net Unrealized Appreciation (Depreciation)
USD	$4,817,787	11/20/20	Barclays Bank PLC	Barclays Commodity Hedging Insights 2 Index(a)	0.15%	At Maturity	$—	$24,164
USD	2,262,877	11/20/20	Barclays Bank PLC	0.15%	Barclays Commodity Hedging Insights 2 Index(a)	At Maturity	—	22,126
USD	4,767,267	03/31/21	BNP Paribas	USD Custom Equity Basket Long 2(a)	0.35%	Monthly	—	398,867
USD	467,897	03/31/21	BNP Paribas	USD Custom Equity Basket Long 2(a)	0.37%	Monthly	—	39,148
USD	318,514	04/01/21	BNP Paribas	USD Custom Equity Basket Long(a)	0.36%	Monthly	—	21,044
USD	260,191	04/01/21	BNP Paribas	(0.24)%	USD Custom Equity Basket Short(a)	Monthly	—	(2,590)
USD	1,233,712	06/04/21	BNP Paribas	BNP Paribas VOLA Index ER(b)	0.35%	At Maturity	—	(42,469)
USD	599,711	06/30/21	BNP Paribas	USD Custom Equity Basket Long 2(a)	0.35%	Monthly	—	49,852
USD	659,470	07/16/21	BNP Paribas	USD Custom Equity Basket Long(a)	0.37%	Monthly	—	7,534
USD	675,148	07/16/21	BNP Paribas	(0.22)%	USD Custom Equity Basket Short(a)	Monthly	—	(6,574)
USD	2,834,448	11/20/20	Citigroup	0.40%	Citi Commodities Term Structure Alpha II Light Energy Capped(b)	At Maturity	—	15,109
USD	7,563,670	11/20/20	Citigroup	Citi Commodities Term Structure Alpha II Light Energy Capped(b)	0.40%	At Maturity	—	225,630
USD	7,413	10/23/20	Goldman Sachs	Achillion Pharmaceuticals CVR	0.54%	Monthly	—	2
USD	4,891,077	11/20/20	Goldman Sachs	Goldman Sachs RP 112 Long Short Series SR Excess Return Strategy(b)	(0.60)%	At Maturity	—	114,608
USD	2,972,651	11/20/20	Goldman Sachs	Goldman Sachs RP 110 Long Short Series SR Excess Return Strategy(b)	(0.60)%	At Maturity	—	(27,933)

Credit Suisse Multialternative Strategy Fund

Consolidated Schedule of Investments (continued)

July 31, 2020 (unaudited)

Total Return Swap Contracts (continued)

Currency	Notional Amount	Expiration Date	Counterparty	Receive	Pay	Periodic Payment Frequency	Upfront Premiums Paid/ (Received)	Net Unrealized Appreciation (Depreciation)
USD	$831,315	11/20/20	Goldman Sachs	Goldman Sachs RP 109 Long Short Series SR Excess Return Strategy(b)	(0.60)%	At Maturity	$—	$34,318
USD	245,310	12/04/20	Goldman Sachs	(0.10)%	Bloomberg Agriculture Index	At Maturity	—	(6,837)
USD	309,666	12/04/20	Goldman Sachs	Bloomberg Precious Metals Index	0.11%	At Maturity	—	51,336
USD	274,528	12/04/20	Goldman Sachs	(0.06)%	Bloomberg Energy Index	At Maturity	—	117,028
USD	402,335	12/04/20	Goldman Sachs	0.12%	Bloomberg Industrial Metals Index	At Maturity	—	5,817
USD	100,000	12/21/20	Goldman Sachs	iBoxx $ Liquid High Yield Index	0.31%	Quarterly	(719)	(1,622)
USD	7,070	02/08/21	Goldman Sachs	(0.21)%	Borgwarner, Inc.	Monthly	—	(250)
USD	76,570	02/08/21	Goldman Sachs	Wright Medical Group NV	0.54%	Monthly	—	(13,498)
USD	20,406	02/08/21	Goldman Sachs	Delphi Technologies PLC	0.56%	Monthly	—	1,030
USD	106,230	02/26/21	Goldman Sachs	E*Trade Financial Corp.	0.55%	Monthly	—	844
USD	46,770	02/26/21	Goldman Sachs	(0.21)%	Morgan Stanley	Monthly	—	(57)
USD	400,000	03/22/21	Goldman Sachs	0.30%	iBoxx $ Liquid High Yield Index	Quarterly	1,041	(17,875)
USD	104,187	05/05/21	Goldman Sachs	0.00%	Capital One Financial Corp.	Monthly	—	(1,912)
USD	105,960	05/05/21	Goldman Sachs	0.00%	Navient Corp.	Monthly	—	(10,057)
USD	27,113	05/21/21	Goldman Sachs	0.00%	Borgwarner, Inc.	Monthly	—	(959)
USD	84,361	05/21/21	Goldman Sachs	(0.21)%	Morgan Stanley	Monthly	—	(104)
USD	1,700,001	09/02/20	JPMorgan Chase	J.P. Morgan EMBI Global Core(b)	1.11%	Quarterly	—	68,849
USD	1,500,000	09/02/20	JPMorgan Chase	J.P. Morgan EMBI Global Core(b)	1.12%	Quarterly	—	37,081
USD	1,200,000	09/02/20	JPMorgan Chase	J.P. Morgan EMBI Global Core(b)	1.10%	Quarterly	—	17,259
USD	1,000,000	09/21/20	JPMorgan Chase	0.30%	iBoxx $ Liquid High Yield Index	Quarterly	6,490	(15,362)
USD	2,453,972	11/20/20	JPMorgan Chase	J.P. Morgan Seasonal Spreads Portfolio Commodity Index(b)	0.60%	Monthly	—	28,506
USD	9,882,613	11/20/20	JPMorgan Chase	J.P. Morgan Helix 3 Index(b)	0.60%	Monthly	—	20,116
USD	3,079,490	11/20/20	JPMorgan Chase	0.60%	J.P. Morgan Seasonal Spreads Portfolio Commodity Index(b)	Monthly	—	1,670

Credit Suisse Multialternative Strategy Fund
Consolidated Schedule of Investments (continued)

July 31, 2020 (unaudited)

Total Return Swap Contracts (continued)

Currency	Notional Amount	Expiration Date	Counterparty	Receive	Pay	Periodic Payment Frequency	Upfront Premiums Paid/ (Received)	Net Unrealized Appreciation (Depreciation)
USD	$900,000	12/21/20	JPMorgan Chase	iBoxx $ Liquid High Yield Index	0.18%	Quarterly	$(223)	$108,769
EUR	1,271	12/28/20	JPMorgan Chase	Aroundtown SA	(0.17)%	Monthly	—	(71)
USD	32,055	03/08/21	JPMorgan Chase	TD Ameritrade Holding Corp.	0.59%	Monthly	—	(903)
USD	32,157	03/08/21	JPMorgan Chase	(0.24)%	The Charles Schwab Corp.	Monthly	—	996
USD	23,853	03/08/21	JPMorgan Chase	Fitbit, Inc.	0.59%	Monthly	—	522
USD	300,000	03/22/21	JPMorgan Chase	iBoxx $ Liquid High Yield Index	0.30%	Quarterly	(716)	2,010
USD	35,127	04/12/21	JPMorgan Chase	QIAGEN NV	0.57%	Monthly	—	5,026
USD	58,123	06/21/21	JPMorgan Chase	(0.24)%	The Charles Schwab Corp.	Monthly	—	1,801
USD	57,906	06/21/21	JPMorgan Chase	TD Ameritrade Holding Corp.	0.57%	Monthly	—	(1,631)
USD	11,630	06/21/21	JPMorgan Chase	Delphi Technologies PLC	0.57%	Monthly	—	587
USD	23,422	06/21/21	JPMorgan Chase	E*Trade Financial Corp.	0.57%	Monthly	—	186
USD	43,066	06/21/21	JPMorgan Chase	Fitbit, Inc.	0.57%	Monthly	—	942
USD	63,376	06/21/21	JPMorgan Chase	QIAGEN NV	0.57%	Monthly	—	9,068
USD	13,943	06/21/21	JPMorgan Chase	Wright Medical Group NV	0.57%	Monthly	—	(14)
USD	45,139	07/06/21	JPMorgan Chase	Fitbit, Inc.	0.56%	Monthly	—	987
USD	66,404	07/06/21	JPMorgan Chase	QIAGEN NV	0.56%	Monthly	—	9,502
USD	51,987	07/06/21	JPMorgan Chase	Wright Medical Group NV	0.56%	Monthly	—	(52)
USD	60,676	07/06/21	JPMorgan Chase	TD Ameritrade Holding Corp.	0.56%	Monthly	—	(1,709)
USD	23,048	07/06/21	JPMorgan Chase	(0.24)%	Borgwarner, Inc.	Monthly	—	(815)
USD	88,413	07/06/21	JPMorgan Chase	(0.24)%	Morgan Stanley	Monthly	—	(109)
USD	60,928	07/06/21	JPMorgan Chase	(0.24)%	The Charles Schwab Corp.	Monthly	—	1,888
USD	21,619	07/06/21	JPMorgan Chase	Delphi Technologies PLC	0.56%	Monthly	—	1,091
USD	87,442	07/06/21	JPMorgan Chase	E*Trade Financial Corp.	0.56%	Monthly	—	694
USD	41,102	07/30/21	JPMorgan Chase	E*Trade Financial Corp.	0.55%	Monthly	—	326
USD	28,510	07/30/21	JPMorgan Chase	TD Ameritrade Holding Corp.	0.55%	Monthly	—	(803)
USD	10,852	07/30/21	JPMorgan Chase	(0.23)%	Borgwarner, Inc.	Monthly	—	(384)
USD	10,146	07/30/21	JPMorgan Chase	Delphi Technologies PLC	0.55%	Monthly	—	512
USD	21,210	07/30/21	JPMorgan Chase	Fitbit, Inc.	0.55%	Monthly	—	464
USD	41,546	07/30/21	JPMorgan Chase	(0.24)%	Morgan Stanley	Monthly	—	(51)
USD	31,190	07/30/21	JPMorgan Chase	QIAGEN NV	0.55%	Monthly	—	4,463
USD	28,634	07/30/21	JPMorgan Chase	(0.23)%	The Charles Schwab Corp.	Monthly	—	887
USD	24,401	07/30/21	JPMorgan Chase	Wright Medical Group NV	0.55%	Monthly	—	(24)
USD	327,824	08/16/21	JPMorgan Chase	(0.23)%	Analog Devices, Inc.	Monthly	—	8,656

Credit Suisse Multialternative Strategy Fund
Consolidated Schedule of Investments (continued)

July 31, 2020 (unaudited)

Total Return Swap Contracts (continued)

Currency	Notional Amount	Expiration Date	Counterparty	Receive	Pay	Periodic Payment Frequency	Upfront Premiums Paid/ (Received)	Net Unrealized Appreciation (Depreciation)
USD	$311,195	08/16/21	JPMorgan Chase	Maxim Integrated Products	0.58%	Monthly	$—	$(10,782)
USD	383,417	08/16/21	JPMorgan Chase	National General Holdings	0.58%	Monthly	—	1,656
USD	182,800	08/20/21	JPMorgan Chase	TD Ameritrade Holding Corp.	0.57%	Monthly	—	(3,601)
USD	72,888	08/20/21	JPMorgan Chase	Delphi Technologies PLC	0.57%	Monthly	—	(3,889)
USD	282,923	08/20/21	JPMorgan Chase	E*Trade Financial Corp.	0.57%	Monthly	—	(15,010)
USD	144,182	08/20/21	JPMorgan Chase	Fitbit, Inc.	0.57%	Monthly	—	(3,997)
USD	131,369	08/20/21	JPMorgan Chase	Maxim Integrated Products	0.57%	Monthly	—	(6,015)
USD	160,164	08/20/21	JPMorgan Chase	National General Holdings	0.57%	Monthly	—	575
USD	225,058	08/20/21	JPMorgan Chase	QIAGEN NV	0.57%	Monthly	—	5,725
USD	156,968	08/20/21	JPMorgan Chase	Wright Medical Group NV	0.57%	Monthly	—	877
USD	136,144	08/20/21	JPMorgan Chase	(0.22)%	Analog Devices, Inc.	Monthly	—	2,803
USD	74,823	08/20/21	JPMorgan Chase	(0.22)%	Borgwarner, Inc.	Monthly	—	2,282
USD	285,745	08/20/21	JPMorgan Chase	(0.22)%	Morgan Stanley	Monthly	—	16,661
USD	182,963	08/20/21	JPMorgan Chase	(0.22)%	The Charles Schwab Corp.	Monthly	—	3,588
USD	112,788	08/23/21	JPMorgan Chase	QIAGEN NV	0.58%	Monthly	—	2,085
USD	1,526,782	11/20/20	Macquarie Bank Ltd.	0.15%	Macquarie Commodity Volatility Basket 2(a)	At Maturity	—	159,803
USD	8,235,148	04/05/21	Macquarie Bank Ltd.	0.15%	Macquarie Commodity Volatility Basket 2(a)	At Maturity	—	88,953
USD	4,705,787	11/20/20	Morgan Stanley & Co.	GC Intraday Momentum Index	0.15%	At Maturity	—	(67,714)
USD	1,500,000	12/21/20	Morgan Stanley & Co.	iBoxx $ Liquid High Yield Index	0.30%	Quarterly	(1,193)	(19,510)
USD	1,100,000	03/22/21	Morgan Stanley & Co.	iBoxx $ Liquid High Yield Index	0.30%	Quarterly	(2,148)	58,768
USD	4,224,776	04/16/21	Morgan Stanley & Co.	GC Intraday Momentum Index(c)	0.15%	At Maturity	—	(74,207)
USD	4,580,275	04/20/21	Morgan Stanley & Co.	GC Intraday Momentum Index(c)	0.15%	At Maturity	—	(101,646)
USD	644,287	06/04/21	Morgan Stanley & Co.	0.15%	GC Intraday Momentum Index(c)	At Maturity	—	(2,201)
USD	6,459,788	11/20/20	Societe Generale	SG US Trend Index(d)	0.30%	At Maturity	—	292,164
USD	16,903,592	11/20/20	Societe Generale	SGI Commodity Dynamic Alpha VT6 Index(b)	1.20%	At Maturity	—	162,876

Credit Suisse Multialternative Strategy Fund
Consolidated Schedule of Investments (continued)

July 31, 2020 (unaudited)

Total Return Swap Contracts (continued)

Currency	Notional Amount	Expiration Date	Counterparty	Receive	Pay	Periodic Payment Frequency	Upfront Premiums Paid/ (Received)	Net Unrealized Appreciation (Depreciation)
USD	$2,694,445	11/24/20	Societe Generale	SGI Commodity Dynamic Alpha VT6 Index(b)	1.20%	At Maturity	$—	$(16,899)
USD	3,992,380	04/20/21	Societe Generale	0.28%	S&P 500 Total Return Index	Monthly	—	(40,216)
USD	363,999	06/04/21	Societe Generale	SGI VRR US Index(b)	1.00%	At Maturity	—	1,086
USD	682,187	06/04/21	Societe Generale	SGI VRR US Index(b)	0.37%	At Maturity	—	2,349
USD	558,003	06/30/21	Societe Generale	0.27%	S&P 500 Total Return Index	Monthly	—	(5,621)
							$2,532	$1,669,387

WRITTEN OPTIONS

Number of Contracts	Counterparty	Call Written Options	Expiration Date	Notional Amount	Premiums Received	Current Value	Net Unrealized Appreciation (Depreciation)
16	JPMorgan Chase	S&P 500 Index, Strike @ $3,255	08/07/20	1,600	67,518	(66,000)	$1,518

Number of Contracts	Counterparty	Put Written Options	Expiration Date	Notional Amount	Premiums Received	Current Value	Net Unrealized Appreciation (Depreciation)
3	Goldman Sachs & Co.	S&P 500 Index, Strike @ $3,215	08/21/20	300	$18,628	$(12,556)	$6,072
26	JPMorgan Chase	S&P 500 Index, Strike @ $3,160	08/07/20	2,600	34,111	(18,720)	15,391
							$21,463

(a) The index constituents are available on the Fund’s website.
(b) The index constituents are available on the counterparty’s website.
(c) The Index intends to track the performance of a strategy that trades the daily trend of the GC COMEX Gold Futures.
(d) The Index intends to track the performance of a strategy that trades the daily trend of the S&P 500 (the Underlying index).

Investment Abbreviations:

CVR = Contingent Value Right

Currency Abbreviations:

AUD = Australian Dollar
CAD = Canadian Dollar
CHF = Swiss Franc
COP = Colombian Peso
EUR = Euro
GBP = British Pound
HKD = Hong Kong Dollar
JPY = Japanese Yen
KRW = South Korean Won
MXN = Mexican Peso
NGN = Nigerian Naira
NZD = New Zealand Dollar
PEN = Peruvian Sol
PHP = Philippine Peso
RUB = Russian Ruble
SEK = Swedish Krona
USD = United States Dollar

U.S. Treasury Securities in the amount of $490,000 received at the custodian bank as collateral for OTC swaps.

SECURITY VALUATION — The Board of Trustees (the "Board") is responsible for the Fund’s valuation process. The Board has delegated the supervision of the daily valuation process to Credit Suisse Asset Management, LLC, the Fund’s investment adviser (“Credit Suisse” or the “Adviser”), who has established a Pricing Committee which, pursuant to the policies adopted by the Board, is responsible for making fair valuation determinations and overseeing the Fund’s pricing policies. The net asset value of the Fund is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the “Exchange”) on each day the Exchange is open for business. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. These pricing services generally price fixed income securities assuming orderly transactions of an institutional “round lot” size, but some trades occur in smaller “odd lot” sizes which may be effected at lower prices than institutional round lot trades. Structured note agreements are valued in accordance with a dealer-supplied valuation based on changes in the value of the underlying index. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Forward contracts are valued at the London closing spot rates and the London closing forward point rates on a daily basis. The currency forward contract pricing model derives the differential in point rates to the expiration date of the forward and calculates its present value. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The Fund may utilize a service provided by an independent third party which has been approved by the Board to fair value certain securities. When fair value pricing is employed, the prices of securities used by the Fund to calculate its net asset value may differ from quoted or published prices for the same securities. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the investment adviser to be unreliable, the market price may be determined by the investment adviser using quotations from one or more brokers/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, these securities will be fair valued in good faith by the Pricing Committee, in accordance with procedures adopted by the Board.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP established a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at each measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of July 31, 2020 in valuing the Fund’s assets and liabilities carried at fair value:

Assets	Level 1	Level 2	Level 3	Total
Investments in Securities
Exchange-Traded Fund	$4,099,357	$—	$—	$4,099,357
United States Treasury Obligations	—	19,495,752	—	19,495,752
Purchased Options	55,250	—	—	55,250
Short-term Investment	—	2,984,664	—	2,984,664
	$4,154,607	$22,480,416	$—	$26,635,023
Other Financial Instruments*
Forward Foreign Currency Contracts	$—	$45,485	$—	$45,485
Futures Contracts	135,246	—	—	135,246
Swap Contracts**	—	2,299,655	—	2,299,655

Liabilities	Level 1	Level 2	Level 3	Total
Other Financial Instruments*
Forward Foreign Currency Contracts	$—	$66,101	$—	$66,101
Futures Contracts	117,781	—	—	117,781
Swap Contracts**	—	630,268	—	630,268
Written Options	97,276	—	—	97,276

*	Other financial instruments include unrealized appreciation (depreciation) on forward foreign currency contracts, futures and swap contracts.
**	Value includes any premium paid or received with respect to swap contracts, if applicable.

During the period ended July 31, 2020, there were no transfers among Level 2 and Level 3. All transfers, if any, are assumed to occur at the end of the reporting period.

Other information regarding the Fund is available in the most recent Report to Shareholders. This information is also available on the Fund's website at www.credit-suisse.com/us/funds, as well as on the website of the Securities and Exchange Commission at www.sec.gov.

Credit Suisse Floating Rate High Income Fund

Schedule of Investments

July 31, 2020 (unaudited)

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value
BANK LOANS (82.1%)
Advertising (1.2%)
$8,641	Clear Channel Outdoor Holdings, Inc., LIBOR 2M + 3.500%(1)	(B, B1)	08/21/26	3.761	$7,724,053
4,335	MH Sub I LLC, LIBOR 3M + 3.500%(1)	(B, B2)	09/13/24	4.572	4,232,098
5,980	MH Sub I LLC, LIBOR 6M + 7.500%(1)	(CCC+, Caa2)	09/15/25	8.572	5,860,400
3,980	Southern Graphics, Inc., LIBOR 1M + 3.250%(1)	(CCC+, B3)	12/31/22	3.411	2,265,552
6,000	Southern Graphics, Inc., LIBOR 1M + 7.500%(1),(2)	(CCC-, Caa3)	12/31/23	7.661	2,000,010
					22,082,113

Aerospace & Defense (0.9%)
500	Avolon TLB Borrower 1 (US) LLC, LIBOR 1M + 1.750%(1)	(BBB-, Baa2)	01/15/25	2.500	478,875
7,980	Avolon TLB Borrower 1 (US) LLC, LIBOR 1M + 1.500%(1)	(BBB-, Baa2)	02/12/27	2.250	7,486,277
2,840	Fly Funding II S.a.r.l., LIBOR 3M + 1.750%(1)	(BBB-, Ba2)	08/11/25	2.200	2,446,050
2,000	JetBlue Airways Corp., LIBOR 3M + 5.250%(1)	(B+, Ba2)	06/12/24	6.250	1,978,340
3,850	Sequa Mezzanine Holdings LLC, LIBOR 3M + 5.000%(1)	(NR, NR)	11/28/21	6.000	3,654,488
1,006	TransDigm, Inc., LIBOR 1M + 2.250%(1)	(B+, Ba3)	08/22/24	2.411	945,063
					16,989,093

Air Transportation (1.0%)
9,853	American Airlines, Inc., LIBOR 1M + 2.000%(1)	(B, Ba3)	12/14/23	2.175	7,505,354
3,418	Delta Air Lines, Inc., LIBOR 3M + 4.750%(1)	(BBB-, Baa2)	04/29/23	5.750	3,374,229
7,950	Mileage Plus Holdings LLC, LIBOR 3M + 5.250%(1)	(NR, Baa3)	06/25/27	6.250	7,950,517
					18,830,100

Auto Parts & Equipment (2.8%)
1,250	Adient U.S. LLC(3)	(B+, Ba3)	05/06/24	4.490	1,236,200
8,803	American Axle & Manufacturing, Inc., LIBOR 1M + 2.250%(1)	(BB-, Ba2)	04/06/24	3.000	8,593,780
2,940	Autokiniton U.S. Holdings, Inc., LIBOR 1M + 6.375%(1),(4)	(B, B2)	05/22/25	6.536	2,807,700
8,536	Clarios Global LP, LIBOR 1M + 3.500%(1)	(B, B1)	04/30/26	3.667	8,357,663
20,866	CS Intermediate Holdco 2 LLC, LIBOR 1M + 2.000%(1),(2)	(B-, B1)	11/02/23	2.750	16,693,157
9,449	Jason, Inc., LIBOR 3M + 4.500%(1),(5)	(D, D)	06/30/21	4.743	5,031,575
12,546	U.S. Farathane LLC, LIBOR 3M + 3.500%(1)	(CCC, Caa3)	12/23/21	4.500	9,514,251
					52,234,326

Automakers (1.0%)
12,041	TI Group Automotive Systems LLC, EURIBOR 3M + 2.750%(1),(4),(6)	(BB-, B1)	06/30/22	3.500	13,953,622
3,811	TI Group Automotive Systems LLC, LIBOR 1M + 2.500%(1),(4)	(BB-, B1)	06/30/22	3.250	3,725,360
					17,678,982

Banking (0.5%)
6,757	Citco Funding LLC, LIBOR 3M + 2.500%(1),(4)	(NR, Ba3)	09/28/23	3.572	6,655,651
3,000	Citco Funding LLC, LIBOR 1M + 3.250%(1),(4)	(NR, Ba3)	09/28/23	3.750	2,985,000
					9,640,651

Building & Construction (0.3%)
1,952	ACProducts, Inc., LIBOR 6M + 6.500%(1),(4)	(B, B2)	08/18/25	7.500	1,954,449
4,201	SiteOne Landscape Supply, Inc., LIBOR 1M + 2.750%(1)	(BB, B2)	10/29/24	3.750	4,168,085
					6,122,534

Building Materials (4.0%)
3,920	Airxcel, Inc., LIBOR 2M + 4.500%(1)	(B-, Caa2)	04/28/25	4.743	3,494,680
1,775	Airxcel, Inc., LIBOR 2M + 8.750%(1)	(CCC, Ca)	04/27/26	8.993	1,494,550
11,755	American Builders & Contractors Supply Co., Inc., LIBOR 1M + 2.000%(1)	(BB+, B1)	01/15/27	2.161	11,447,765
7,200	Floor & Decor Outlets of America, Inc., LIBOR 1M + 2.000%(1),(4)	(BB-, Ba2)	02/14/27	2.170	6,947,889
8,000	Installed Building Products, Inc., LIBOR 1M + 2.250%(1)	(BB+, Ba3)	04/15/25	2.411	7,720,000
1,943	NCI Building Systems, Inc., LIBOR 1M + 3.750%(1)	(B+, B2)	04/12/25	3.928	1,913,623
14,286	Priso Acquisition Corp., LIBOR 6M + 3.000%(1)	(B+, B3)	05/08/22	4.175	13,642,991
14,469	Summit Materials Cos. I LLC, LIBOR 1M + 2.000%(1)	(BBB-, Ba1)	11/21/24	2.161	14,230,726
11,972	Wilsonart LLC, LIBOR 3M + 3.250%(1)	(B+, B2)	12/19/23	4.250	11,731,276
					72,623,500

Cable & Satellite TV (1.2%)
15,269	CSC Holdings LLC, LIBOR 1M + 2.250%(1)	(BB, Ba3)	07/17/25	2.425	14,807,640
7,000	Ziggo B.V., EURIBOR 6M + 3.000%(1),(6)	(B+, B1)	01/31/29	3.000	8,039,522
					22,847,162

Credit Suisse Floating Rate High Income Fund

Schedule of Investments (continued)

July 31, 2020 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
BANK LOANS (continued)
Chemicals (7.6%)
$5,194	Allnex (Luxembourg) & Cy S.C.A., EURIBOR 3M + 3.250%(1),(6)	(B, B2)	09/13/23	3.250	$5,795,986
2,319	Allnex (Luxembourg) & Cy S.C.A., LIBOR 2M + 3.250%(1)	(B, B2)	09/13/23	4.000	2,226,837
1,747	Allnex U.S.A., Inc., LIBOR 3M + 3.250%(1)	(B, B2)	09/13/23	4.000	1,677,696
15,327	Alpha 3 B.V., LIBOR 3M + 3.000%(1)	(B-, B2)	01/31/24	4.000	15,125,416
9,168	Ascend Performance Materials Operations LLC, LIBOR 3M + 5.250%(1),(4)	(BB-, B1)	08/27/26	6.250	9,224,863
2,558	ASP Chromaflo Dutch I B.V., LIBOR 3M + 3.500%(1)	(B, B2)	11/20/23	4.500	2,434,561
707	ASP Chromaflo Intermediate Holdings, Inc., LIBOR 1M + 8.000%(1),(2)	(CCC, Caa2)	11/18/24	9.000	560,311
1,967	ASP Chromaflo Intermediate Holdings, Inc., LIBOR 3M + 3.500%(1)	(B, B2)	11/20/23	4.500	1,872,279
8,527	Axalta Coating Systems U.S. Holdings, Inc., LIBOR 3M + 1.750%(1)	(BBB-, Ba1)	06/01/24	2.058	8,360,426
7,286	CeramTec AcquiCo GmbH, EURIBOR 3M + 2.500%(1),(6)	(B, B2)	03/07/25	2.500	8,130,105
798	Ferro Corp., LIBOR 3M + 2.250%(1)	(B+, Ba3)	02/14/24	2.558	783,684
2,626	Ferro Corp., LIBOR 3M + 2.250%(1)	(B+, Ba3)	02/14/24	2.558	2,575,978
2,570	Ferro Corp., LIBOR 3M + 2.250%(1)	(B+, Ba3)	02/14/24	2.558	2,521,170
1,910	Flint Group GmbH, EURIBOR 3M + 3.000%(1),(6)	(CCC+, Caa1)	09/07/21	3.750	2,001,267
553	Flint Group GmbH, LIBOR 3M + 3.000%(1)	(CCC+, Caa1)	09/21/23	4.000	483,267
3,342	Flint Group U.S. LLC, LIBOR 3M + 3.000%(1)	(CCC+, Caa1)	09/21/23	4.000	2,923,370
9,006	Gemini HDPE LLC, LIBOR 3M + 2.500%(1),(4)	(BB, Ba3)	08/07/24	2.761	8,792,441
8,876	PMHC II, Inc., LIBOR 12M + 3.500%(1)	(CCC+, Caa1)	03/31/25	4.500	7,735,303
2,907	PMHC II, Inc., LIBOR 12M + 7.750%(1),(2)	(CCC, Caa3)	03/30/26	8.750	2,442,009
10,319	Polar U.S. Borrower LLC, LIBOR 1M + 4.750%(1),(4)	(B-, B2)	10/15/25	4.911	9,751,215
3,110	Ravago Holdings America, Inc., LIBOR 1M + 2.750%(1),(4)	(BB+, B2)	07/13/23	2.920	3,047,652
5,518	Solenis Holdings LLC, LIBOR 3M + 4.000%(1)	(B-, B3)	06/26/25	4.363	5,388,646
13,592	Starfruit Finco B.V, LIBOR 1M + 3.000%(1)	(B+, B1)	10/01/25	3.178	13,228,771
4,625	Tronox Finance LLC, LIBOR 3M + 2.750%(1)	(B+, Ba3)	09/23/24	2.972	4,513,272
698	Univar, Inc., LIBOR 1M + 2.250%(1)	(BB+, Ba3)	07/01/24	2.411	686,955
22,398	UTEX Industries, Inc., Prime + 5.000%(1),(5)	(CCC, Ca)	05/22/21	8.250	6,259,805
3,978	Vantage Specialty Chemicals, Inc., LIBOR 6M + 8.250%(1),(2)	(CCC, Caa3)	10/27/25	9.250	2,924,027
6,550	Zep, Inc., LIBOR 3M + 4.000%(1)	(CCC+, Caa1)	08/12/24	5.072	5,808,261
2,250	Zep, Inc., LIBOR 3M + 8.250%(1),(2)	(CCC-, Ca)	08/11/25	9.322	1,527,188
					138,802,761

Diversified Capital Goods (2.0%)
3,160	Callaway Golf Co., LIBOR 1M + 4.500%(1)	(B+, Ba3)	01/02/26	4.675	3,156,219
3,393	Dynacast International LLC, LIBOR 3M + 3.250%(1)	(CCC, Caa1)	01/28/22	4.250	2,815,844
3,920	Electrical Components International, Inc., LIBOR 1M + 4.250%(1),(4)	(B-, B2)	06/26/25	4.411	3,371,200
2,763	Filtration Group Corp., LIBOR 1M + 3.000%(1)	(B, B2)	03/29/25	3.161	2,709,725
12,469	Ingersoll-Rand Services Co., LIBOR 1M + 1.750%(1)	(BB+, Ba2)	03/01/27	1.911	12,026,109
13,627	Vertiv Group Corp., LIBOR 1M + 3.000%(1)	(B+, B1)	03/02/27	3.162	13,354,026
					37,433,123

Electric - Generation (0.6%)
11,906	Brookfield WEC Holdings, Inc., LIBOR 1M + 3.000%(1)	(B, B2)	08/01/25	3.750	11,683,065

Electric-Integrated (0.4%)
7,500	Pacific Gas & Electric Co., LIBOR 3M + 4.500%(1)	(BB-, B1)	06/23/25	5.500	7,434,375

Electronics (3.9%)
4,205	Brooks Automation, Inc., LIBOR 3M + 2.500%(1),(4)	(BB-, Ba3)	10/04/24	3.740	4,141,694
2,438	EXC Holdings III Corp., LIBOR 3M + 3.500%(1),(4)	(B-, B2)	12/02/24	4.500	2,407,031
1,026	EXC Holdings III Corp.(3)	(CCC+, Caa2)	12/01/25	8.500	991,650
18,470	MACOM Technology Solutions Holdings, Inc., LIBOR 1M + 2.250%(1)	(B-, B3)	05/17/24	2.411	17,916,246
9,509	Microchip Technology, Inc., LIBOR 1M + 2.000%(1),(4)	(BB+, Baa3)	05/29/25	2.170	9,473,240
12,367	Oberthur Technologies S.A., LIBOR 3M + 3.750%(1)	(B-, B3)	01/10/24	4.058	11,640,728
7,000	Oberthur Technologies S.A., EURIBOR 3M + 3.750%(1),(6)	(B-, B3)	01/10/24	3.750	7,791,196
17,127	Tempo Acquisition LLC, LIBOR 1M + 2.750%(1)	(B, B1)	05/01/24	2.911	16,754,145
					71,115,930

Energy - Exploration & Production (0.8%)
2,721	Lower Cadence Holdings LLC, LIBOR 1M + 4.000%(1)	(B-, B2)	05/22/26	4.161	2,416,913
5,474	PES Holdings LLC, Prime + 7.250%(1),(5)	(NR, NR)	12/31/22	11.500	5,008,326
15,328	PES Holdings LLC, Prime + 6.990%(1),(5)	(NR, NR)	12/31/22	3.250	3,563,683
4,179	PES Holdings LLC, Prime + 9.000%(1),(2),(4),(5)	(NR, NR)	12/31/22	5.250	3,719,683
					14,708,605

Environmental (0.4%)
6,619	Advanced Disposal Services, Inc., 1 Week LIBOR + 2.250%(1)	(BB+, Ba3)	11/10/23	3.000	6,596,927

Credit Suisse Floating Rate High Income Fund

Schedule of Investments (continued)

July 31, 2020 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
BANK LOANS (continued)
Food & Drug Retailers (0.3%)
$2,999	L1R HB Finance Limited Â , EURIBOR 3M + 4.250%(1),(6)	(CCC+, Caa1)	09/02/24	4.250	$2,659,779
2,999	L1R HB Finance Limited Â , LIBOR 6M + 5.250%(1),(7)	(CCC+, Caa1)	09/02/24	5.555	2,952,180
					5,611,959

Food - Wholesale (1.4%)
1,969	AI Aqua Merger Sub, Inc., LIBOR 3M + 3.250%(1)	(B, B2)	12/13/23	4.322	1,900,459
2,954	AI Aqua Merger Sub, Inc., LIBOR 1M + 3.250%(1),(4)	(B, B2)	12/13/23	4.322	2,851,025
2,763	AI Aqua Merger Sub, Inc., LIBOR 3M + 4.250%(1),(4)	(B, B2)	12/13/23	5.342	2,694,374
2,138	U.S. Foods, Inc., LIBOR 3M + 2.000%(1)	(BB, B3)	09/13/26	3.072	2,022,791
10,894	United Natural Foods, Inc., LIBOR 1M + 4.250%(1)	(B, B3)	10/22/25	4.411	10,620,234
5,000	Zara UK Midco Ltd., EURIBOR 6M + 5.750%(1),(2),(6)	(B, B2)	01/31/25	5.750	4,907,375
					24,996,258

Gaming (3.2%)
3,500	Aristocrat Leisure Ltd., LIBOR 3M + 3.750%(1),(4)	(BB+, Ba1)	10/19/24	4.750	3,526,250
6,590	Caesars Resort Collection LLC, LIBOR 1M + 2.750%(1)	(B+, B1)	12/23/24	2.911	6,082,788
7,264	CBAC Borrower LLC, LIBOR 1M + 4.000%(1),(2)	(CCC+, Caa2)	07/08/24	4.161	6,443,365
6,517	Gateway Casinos & Entertainment Ltd., LIBOR 3M + 3.000%(1)	(B, B2)	03/13/25	3.308	5,262,555
13,349	Golden Nugget, Inc., LIBOR 1M + 2.500%(1)	(B, B2)	10/04/23	3.250	11,270,343
12,600	Jackpotjoy PLC, LIBOR 3M + 4.750%(1),(7)	(B+, B1)	12/06/24	4.750	16,165,401
10,200	Stars Group Holdings B.V. (The), LIBOR 3M + 3.500%(1)	(BBB-, Ba1)	07/10/25	3.808	10,214,484
					58,965,186

Gas Distribution (0.2%)
4,443	Traverse Midstream Partners LLC, LIBOR 1M + 4.000%(1)	(B, B3)	09/27/24	5.000	3,906,274

Health Facilities (1.2%)
6,556	DaVita, Inc., LIBOR 1M + 1.500%(1),(4)	(BBB-, Ba1)	08/12/24	1.661	6,458,131
1,802	Surgery Center Holdings, Inc., LIBOR 1M + 3.250%(1)	(B-, B2)	09/03/24	4.250	1,708,879
2,714	Western Dental Services, Inc., LIBOR 3M + 4.500%(1)	(CCC+, Caa1)	06/30/23	5.500	2,334,450
14,324	Western Dental Services, Inc., LIBOR 3M + 5.250%(1)	(CCC+, Caa1)	06/30/23	6.250	12,389,905
					22,891,365

Health Services (1.7%)
14,533	Athenahealth, Inc., LIBOR 3M + 4.500%(1)	(B, B2)	02/11/26	4.818	14,369,211
7,900	Auris Luxembourg III Sarl, LIBOR 1M + 3.750%(1)	(B-, B3)	02/27/26	3.911	7,317,386
5,352	Carestream Health, Inc., LIBOR 3M + 6.750%(1)	(B-, B1)	05/08/23	7.822	5,104,103
945	KUEHG Corp., LIBOR 3M + 3.750%(1)	(CCC+, B3)	02/21/25	4.750	826,556
3,588	Radiology Partners, Inc., LIBOR 12M + 4.250%(1)	(B-, B3)	07/09/25	5.667	3,411,512
					31,028,768

Hotels (0.7%)
5,000	Compass III Ltd., EURIBOR 6M + 4.500%(1),(6)	(B, B2)	05/07/25	4.500	5,395,156
3,000	Compass IV Ltd., EURIBOR 6M + 8.000%(1),(6)	(CCC, Caa2)	04/30/26	9.000	2,539,407
3,075	Playa Resorts Holding B.V., LIBOR 1M + 2.750%(1)	(B-, Caa1)	04/29/24	3.750	2,651,997
1,623	RHP Hotel Properties, LP, LIBOR 1M + 2.000%(1)	(B+, Ba3)	05/11/24	2.170	1,545,370
					12,131,930

Insurance Brokerage (2.8%)
13,451	Acrisure LLC, LIBOR 1M + 3.500%(1)	(B, B2)	02/15/27	3.661	12,993,534
4,404	Alliant Holdings Intermediate, LLC, LIBOR 1M + 2.750%(1)	(B, B2)	05/09/25	2.911	4,269,674
6,377	AssuredPartners, Inc., LIBOR 1M + 3.500%(1)	(B, B2)	02/12/27	3.661	6,205,712
7,314	Hyperion Insurance Group Ltd., EURIBOR 1M + 3.500%(1),(6)	(B, B2)	12/20/24	3.500	8,411,005
16,658	NFP Corp., LIBOR 1M + 3.250%(1)	(B, B2)	02/15/27	3.411	16,013,005
3,056	Ryan Specialty Group LLC, LIBOR 3M + 3.250%(1)	(B, B1)	07/23/27	3.546	3,040,361
					50,933,291

Investments & Misc. Financial Services (1.2%)
10,178	Altisource Solutions Sarl, LIBOR 3M + 4.000%(1),(2)	(B, B3)	04/03/24	5.000	7,667,419
2,750	Deerfield Dakota Holding, LLC, LIBOR 1M + 3.750%(1)	(B-, B2)	04/09/27	4.750	2,718,815
19,055	Ditech Holding Corp., Prime + 7.000%(1),(4),(5)	(NR, NR)	06/30/22	11.250	4,477,936
1,240	EIG Management Company, LLC, LIBOR 1M + 3.750%(1)	(BB, Ba2)	02/22/25	4.500	1,240,482
6,455	VFH Parent LLC, LIBOR 1M + 3.000%(1)	(B+, Ba3)	03/01/26	3.178	6,410,238
					22,514,890

Machinery (1.8%)
2,841	Alloy Finco Ltd., LIBOR 3M + 6.750%(1),(7)	(NR, NR)	03/06/24	8.750	3,113,821

Credit Suisse Floating Rate High Income Fund

Schedule of Investments (continued)

July 31, 2020 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
BANK LOANS (continued)
Machinery
$3,025	Alloy Finco Ltd., LIBOR 3M + 0.500%(1),(4),(7)	(NR, NR)	03/06/25	0.500	$1,647,442
7,365	Cohu, Inc., LIBOR 1M + 3.000%(1)	(B-, B2)	10/01/25	3.161	7,046,081
2,313	CPM Holdings, Inc., LIBOR 3M + 3.750%(1)	(CCC+, B3)	11/17/25	3.952	2,120,352
1,977	CPM Holdings, Inc., LIBOR 3M + 8.250%(1),(2)	(CCC, Caa3)	11/15/26	8.452	1,717,528
3,696	LTI Holdings, Inc., LIBOR 1M + 6.750%(1),(2)	(CCC, Caa3)	09/06/26	6.918	2,666,544
7,890	LTI Holdings, Inc., LIBOR 1M + 3.500%(1)	(CCC+, B3)	09/06/25	3.668	6,966,302
8,323	Welbilt, Inc., LIBOR 1M + 2.500%(1),(4)	(CCC+, B3)	10/23/25	2.661	7,324,646
					32,602,716

Managed Care (1.0%)
8,630	Inovalon Holdings, Inc., LIBOR 1M + 3.000%(1)	(B+, B2)	04/02/25	3.188	8,510,954
9,000	MPH Acquisition Holdings LLC, LIBOR 3M + 2.750%(1)	(B+, B1)	06/07/23	3.750	8,884,665
					17,395,619

Media - Diversified (0.5%)
3,167	Diamond Sports Group LLC, LIBOR 1M + 3.250%(1)	(BB-, Ba3)	08/24/26	3.420	2,549,641
2,638	NEP/NCP Holdco, Inc., LIBOR 1M + 3.250%(1)	(B, Caa2)	10/20/25	3.411	2,202,589
5,000	NEP/NCP Holdco, Inc., LIBOR 1M + 7.000%(1),(2)	(CCC, Ca)	10/19/26	7.161	3,775,000
					8,527,230

Media Content (0.4%)
2,723	NASCAR Holdings, Inc., LIBOR 1M + 2.750%(1)	(BB, Ba3)	10/19/26	2.922	2,671,031
4,226	WMG Acquisition Corp., LIBOR 1M + 2.125%(1)	(BB, Ba3)	11/01/23	2.286	4,160,547
					6,831,578

Medical Products (1.4%)
14,930	ABB Concise Optical Group LLC, LIBOR 3M + 5.000%(1)	(CCC+, B3)	06/15/23	6.060	12,690,211
1,862	Avantor Funding, Inc., LIBOR 1M + 2.250%(1)	(B+, Ba2)	11/21/24	3.250	1,852,285
210	Lifescan Global Corp., LIBOR 6M + 6.000%(1)	(B, B3)	10/01/24	7.175	193,099
10,085	Sotera Health Holdings LLC, LIBOR 1M + 4.500%(1)	(B, B2)	12/11/26	5.500	10,077,612
					24,813,207

Metals & Mining - Excluding Steel (0.6%)
10,394	GrafTech Finance, Inc., LIBOR 1M + 3.500%(1)	(BB-, B1)	02/12/25	4.500	10,147,389
7,529	Noranda Aluminum Acquisition Corp., Prime + 3.500%(1),(4),(5)	(NR, NR)	02/28/19	7.750	527,018
					10,674,407

Non - Electric Utilities (0.1%)
3,027	BCP Raptor LLC, LIBOR 3M + 4.250%(1)	(B-, B3)	06/24/24	5.250	2,336,173

Packaging (2.2%)
3,919	Anchor Glass Container Corp., LIBOR 1M + 2.750% (1)	(CCC+, B3)	12/07/23	3.750	2,990,343
6,175	Anchor Glass Container Corp., LIBOR 1M + 7.750%(1),(2)	(CCC-, Caa2)	12/07/24	8.750	2,331,063
12,635	Flex Acquisition Co., Inc., LIBOR 3M + 3.000%(1)	(B, B2)	12/29/23	4.000	12,281,183
10,000	Klockner-Pentaplast of America, Inc., EURIBOR 6M + 4.750%(1),(6)	(B-, B3)	06/30/22	4.750	10,902,177
1,242	Proampac PG Borrower LLC, LIBOR 3M + 3.500%(1)	(B-, B3)	11/20/23	4.500	1,209,308
10,725	Reynolds Group Holdings, Inc., LIBOR 1M + 2.750%(1)	(B+, B1)	02/05/23	2.911	10,540,858
4,375	Strategic Materials, Inc., LIBOR 3M + 7.750%(1),(2),(4)	(CC, C)	10/31/25	8.750	875,000
					41,129,932

Personal & Household Products (1.5%)
3,333	ABG Intermediate Holdings 2 LLC, LIBOR 3M + 5.500%(1),(4)	(B, B2)	09/27/24	6.250	3,291,667
3,400	Keter Group B.V., EURIBOR 6M + 4.250%(1),(6)	(CCC+, Caa1)	10/31/23	5.250	3,568,756
3,695	Serta Simmons Bedding LLC, LIBOR 3M + 7.500%(1)	(B+, B2)	08/10/23	8.500	3,664,366
12,398	Serta Simmons Bedding LLC, LIBOR 3M + 7.500%(1)	(B, Caa2)	08/10/23	8.500	9,546,564
6,985	TricorBraun Holdings, Inc., LIBOR 3M + 3.750%(1)	(B-, B2)	11/30/23	4.750	6,905,968
					26,977,321

Pharmaceuticals (2.8%)
4,242	Akorn, Inc., LIBOR 1M + 0.750%(1),(5)	(D, D)	04/16/21	0.750	4,136,386
2,155	Alkermes, Inc., LIBOR 1M + 2.250%(1),(4)	(BB, Ba3)	03/27/23	2.440	2,111,731
14,471	Endo Luxembourg Finance Co. I Sarl, LIBOR 3M + 4.250%(1)	(B+, B2)	04/29/24	5.000	13,902,583
9,943	Jaguar Holding Co. II, LIBOR 1M + 2.500%(1)	(B+, Ba2)	08/18/22	3.500	9,917,662
7,164	RPI 2019 Intermediate Finance Trust, LIBOR 1M + 1.750%(1)	(BBB-, Baa3)	02/11/27	1.911	7,104,652
4,131	RPI Intermediate Finance Trust, LIBOR 1M + 1.750%(1)	(BBB-, Ba1)	02/11/27	1.911	4,079,852

Credit Suisse Floating Rate High Income Fund

Schedule of Investments (continued)

July 31, 2020 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
BANK LOANS (continued)
Pharmaceuticals
$9,967	Syneos Health, Inc., LIBOR 1M + 1.500%(1)	(BB, Ba3)	03/26/24	1.661	$9,767,702
					51,020,568

Real Estate Development & Management (1.1%)
8,806	Forest City Enterprises LP, LIBOR 1M + 3.500%(1)	(B+, B2)	12/08/25	3.661	8,424,015
13,250	Hanjin International Corp., LIBOR 1M + 2.500%(1),(4)	(B, B1)	10/18/20	2.661	12,190,000
					20,614,015

Real Estate Investment Trusts (0.1%)
2,500	Blackstone Mortgage Trust, Inc., LIBOR 1M + 4.750%(1),(4)	(B+, Ba2)	04/23/26	5.750	2,500,000

Recreation & Travel (3.4%)
13,071	Alterra Mountain Co., LIBOR 1M + 2.750%(1)	(B, B1)	07/31/24	2.911	12,605,802
2,154	Bulldog Purchaser, Inc., LIBOR 3M + 7.750%(1)	(CCC-, Caa3)	09/04/26	8.822	1,751,798
10,029	Bulldog Purchaser, Inc., LIBOR 3M + 3.750%(1)	(B-, B3)	09/05/25	4.822	8,405,991
4,984	Crown Finance U.S., Inc., LIBOR 3M + 2.250%(1)	(CCC+, B3)	02/28/25	3.322	3,200,641
1,546	Crown Finance U.S., Inc., LIBOR 6M + 2.500%(1)	(CCC+, B3)	09/30/26	3.572	987,451
9,420	Hornblower Sub LLC, LIBOR 3M + 4.500%(1)	(CCC-, Caa2)	04/27/25	5.500	7,653,549
1,035	Motion Finco Sarl, LIBOR 3M + 3.250%(1)	(B, B1)	11/12/26	4.322	930,749
7,855	Motion Finco Sarl, LIBOR 3M + 3.250%(1)	(B, B1)	11/12/26	4.322	7,061,325
3,980	Richmond UK Bidco Ltd., LIBOR 6M + 4.250%(1),(7)	(B-, B3)	03/03/24	4.975	4,753,672
3,636	Samsonite International S.A., LIBOR 1M + 4.500%(1)	(BB, Ba2)	04/25/25	5.500	3,561,364
11,728	SeaWorld Parks & Entertainment, Inc., LIBOR 1M + 3.000%(1)	(B-, B2)	03/31/24	3.750	10,948,707
					61,861,049

Restaurants (1.5%)
9,974	1011778 B.C. Unlimited Liability Co., LIBOR 1M + 1.750%(1)	(BB+, Ba2)	11/19/26	1.911	9,593,178
9,824	IRB Holding Corp., LIBOR 1M + 2.750%(1)	(B, B3)	02/05/25	3.750	9,251,695
8,425	K-Mac Holdings Corp., LIBOR 1M + 3.000%(1)	(B-, B2)	03/14/25	3.161	8,121,946
					26,966,819

Software - Services (9.3%)
7,178	Camelot U.S. Acquisition 1 Co.(3)	(B, B2)	10/30/26	3.161	7,047,507
13,110	Epicor Software Corp., LIBOR 1M + 3.250%(1)	(NR, NR)	06/01/22	3.430	13,127,305
4,080	Epicor Software Corp., LIBOR 1M + 7.750%(1)	(CCC, Caa2)	07/30/28	8.750	4,182,000
13,909	Finastra U.S.A., Inc., LIBOR 3M + 3.500%(1)	(CCC+, B2)	06/13/24	4.500	12,914,147
11,667	Flexera Software LLC, LIBOR 6M + 3.250%(1)	(B-, B2)	02/26/25	4.250	11,614,299
10,260	GHX Ultimate Parent Corp., LIBOR 3M + 3.250%(1),(4)	(B, B2)	06/28/24	4.250	10,106,548
7,675	Go Daddy Operating Company LLC, LIBOR 1M + 1.750% (1)	(BB, Ba1)	02/15/24	1.911	7,511,475
3,817	Greeneden U.S. Holdings II LLC, EURIBOR 3M + 3.500%(1),(6)	(B-, B2)	12/01/23	3.500	4,403,968
4,250	Hyland Software, Inc., LIBOR 1M + 7.000%(1)	(CCC, Caa1)	07/07/25	7.750	4,250,021
9,481	Hyland Software, Inc., LIBOR 1M + 3.250%(1)	(B-, B1)	07/01/24	4.000	9,331,299
1,958	MA FinanceCo. LLC, LIBOR 1M + 2.500%(1)	(BB-, B1)	06/21/24	2.661	1,854,412
12,592	Project Alpha Intermediate Holding, Inc., LIBOR 3M + 3.500%(1)	(B, B3)	04/26/24	4.500	12,292,768
10,732	Refinitiv U.S. Holdings, Inc., LIBOR 1M + 3.250%(1)	(B, B2)	10/01/25	3.411	10,664,573
13,110	Seattle Spinco, Inc., LIBOR 1M + 2.500%(1)	(BB-, B1)	06/21/24	2.661	12,415,751
4,488	SkillSoft Corp., LIBOR 3M + 4.750%(1),(5)	(NR, NR)	04/28/21	9.000	2,921,770
14,383	Solera LLC, LIBOR 1M + 2.750%(1)	(B, Ba3)	03/03/23	2.911	14,179,686
3,321	SS&C Technologies Holdings Europe Sarl, LIBOR 1M + 1.750%(1)	(BB+, Ba2)	04/16/25	1.911	3,228,645
4,738	SS&C Technologies, Inc., LIBOR 1M + 1.750%(1)	(BB+, Ba2)	04/16/25	1.911	4,606,943
13,096	The Ultimate Software Group, Inc., LIBOR 1M + 3.750%(1)	(B, B1)	05/04/26	3.911	12,993,758
7,705	Verint Systems, Inc., LIBOR 1M + 2.000%(1),(4)	(BBB-, Ba1)	06/28/24	2.171	7,686,211
3,519	VS Buyer LLC, LIBOR 1M + 3.250%(1)	(B-, B1)	02/28/27	3.417	3,466,007
					170,799,093

Specialty Retail (1.7%)
2,881	Boing U.S. Holdco, Inc., LIBOR 1M + 7.500%(1),(2)	(CCC, Caa2)	10/03/25	8.500	2,571,293
2,319	Champ Acquisition Corp., LIBOR 6M + 5.500%(1)	(B, B1)	12/19/25	6.572	2,250,250
2,269	EG America LLC, LIBOR 6M + 8.000%(1),(2)	(CCC, Caa1)	04/20/26	9.072	2,127,392
13,147	EG Finco Ltd., EURIBOR 3M + 4.000%(1),(6)	(B-, B2)	02/07/25	4.000	14,632,709
9,689	Mister Car Wash Holdings, Inc., LIBOR 6M + 3.250%(1)	(CCC+, B2)	05/14/26	4.375	8,806,967
					30,388,611

Steel Producers/Products (1.5%)
13,224	Atkore International, Inc., LIBOR 3M + 2.750%(1)	(BB-, Ba3)	12/22/23	3.750	13,119,492

Credit Suisse Floating Rate High Income Fund
Schedule of Investments (continued)

July 31, 2020 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
BANK LOANS (continued)
Steel Producers/Products
$15,362	Zekelman Industries, Inc., LIBOR 1M + 2.000%(1)	(BB, Ba3)	01/24/27	2.179	$14,977,463
					28,096,955

Support - Services (4.0%)
7,716	Allied Universal Holdco LLC, LIBOR 1M + 4.250%(1)	(B-, B3)	07/10/26	4.411	7,628,860
3,688	Brand Energy & Infrastructure Services, Inc., LIBOR 3M + 4.250%(1)	(B-, B3)	06/21/24	5.250	3,379,149
2,689	Change Healthcare Holdings LLC, LIBOR 3M + 2.500%(1)	(B+, B1)	03/01/24	3.500	2,638,020
2,050	Global Education Management Systems Establishment, LIBOR 3M + 5.000%(1)	(B, B2)	07/31/26	6.000	1,983,375
5,000	MSX International, Inc., EURIBOR 6M + 4.500%(1),(2),(6)	(B-, Caa1)	01/06/24	4.500	4,877,812
8,935	PODS LLC, LIBOR 1M + 2.750%(1)	(B+, B2)	12/06/24	3.750	8,775,238
3,651	Sabre GLBL, Inc., LIBOR 1M + 2.000%(1)	(B+, Ba3)	02/22/24	2.161	3,352,659
14,092	SAI Global Holdings II (Australia) Pty. Ltd., LIBOR 3M + 4.500%(1),(2)	(CCC, Caa1)	12/20/23	5.500	10,216,418
11,636	Sedgwick Claims Management Services, Inc., LIBOR 1M + 3.250%(1)	(B, B2)	12/31/25	3.411	11,139,284
8,054	The Geo Group, Inc., LIBOR 1M + 2.000%(1)	(BB+, Ba3)	03/22/24	2.750	7,459,118
7,336	Tribe Buyer LLC, LIBOR 1M + 4.500%(1)	(CCC+, Caa1)	02/16/24	5.500	5,217,965
6,717	USS Ultimate Holdings, Inc., LIBOR 3M + 7.750%(1),(2),(4)	(CCC, Caa2)	08/25/25	8.750	6,045,455
					72,713,353

Tech Hardware & Equipment (0.5%)
9,925	CommScope, Inc., LIBOR 1M + 3.250%(1)	(B+, Ba3)	04/06/26	3.411	9,749,228

Telecom - Wireless (0.4%)
6,500	T-Mobile U.S.A., Inc., LIBOR 1M + 3.000%(1)	(BBB-, Baa3)	04/01/27	3.161	6,531,265

Telecom - Wireline Integrated & Services (1.3%)
7,652	Altice France S.A., LIBOR 1M + 3.688%(1)	(B, B2)	01/31/26	3.862	7,504,968
9,987	CenturyLink, Inc., LIBOR 1M + 2.250%(1)	(BBB-, Ba3)	03/15/27	2.411	9,644,150
1,659	GTT Communications, Inc., LIBOR 1M + 2.750%(1)	(CCC+, B2)	05/31/25	2.910	1,250,341
1,389	Numericable Group S.A., LIBOR 1M + 2.750%(1)	(B, B2)	07/31/25	2.911	1,335,662
4,988	Zayo Group Holdings, Inc., LIBOR 1M + 3.000%(1)	(B, B1)	03/09/27	3.161	4,857,750
					24,592,871

Theaters & Entertainment (3.4%)
6,990	AMC Entertainment Holdings, Inc., LIBOR 3M + 3.000%(1),(5)	(CCC+, Caa2)	04/22/26	4.080	4,632,808
10,580	Metro-Goldwyn-Mayer, Inc., LIBOR 1M + 4.500%(1)	(B-, B3)	07/03/26	5.500	10,248,966
4,833	NAI Entertainment Holdings LLC, LIBOR 1M + 2.500%(1),(2)	(B+, B3)	05/08/25	3.500	4,244,187
9,423	PUG LLC, LIBOR 1M + 3.500%(1)	(B-, B2)	02/12/27	3.661	8,056,366
7,000	Technicolor S.A., EURIBOR 3M + 3.000%(1),(5),(6)	(CC, Ca)	12/06/23	3.000	4,097,362
3,875	Technicolor S.A., LIBOR 3M + 2.750%(1),(5)	(CC, Ca)	12/06/23	3.113	1,923,097
1,166	Technicolor S.A., LIBOR 6M + 6.000%(1),(4),(8)	(NR, NR)	06/03/24	12.335	1,218,725
6,500	Technicolor S.A., EURIBOR 3M + 3.500%(1),(5),(6)	(CC, Ca)	12/06/23	3.500	3,823,909
9,346	UFC Holdings, LLC, LIBOR 6M + 3.250%(1)	(B, B2)	04/29/26	4.250	9,110,875
16,317	William Morris Endeavor Entertainment LLC, LIBOR 1M + 2.750%(1)	(CCC+, B3)	05/18/25	2.920	13,028,967
2,244	William Morris Endeavor Entertainment LLC, LIBOR 1M + 8.500%(1)	(CCC+, B3)	05/18/25	9.500	2,188,266
					62,573,528

Transport Infrastructure/Services (0.3%)
7,967	AI Mistral Holdco Ltd., LIBOR 1M + 3.000%(1)	(CCC+, Caa1)	03/11/24	4.000	5,945,540
TOTAL BANK LOANS (Cost $1,669,172,280)					1,505,444,246

CORPORATE BONDS (7.8%)
Auto Parts & Equipment (0.3%)
1,345	Clarios U.S. Finance Co., Rule 144A, Company Guaranteed Notes (Callable 05/15/22 @ 104.25)(9)	(CCC+, Caa1)	05/15/27	8.500	1,415,814
6,665	Cooper-Standard Automotive, Inc., Rule 144A, Company Guaranteed Notes (Callable 11/15/21 @ 102.81)(9)	(CCC, Caa1)	11/15/26	5.625	3,689,478
					5,105,292

Brokerage (0.1%)
2,020	StoneX Group, Inc., Rule 144A, Senior Secured Notes Notes (Callable 06/15/22 @ 104.31)(9)	(BB-, Ba3)	06/15/25	8.625	2,167,713

Building Materials (1.3%)
23,600	Omnimax International, Inc., Rule 144A, Senior Secured Notes (9)	(CCC-, Caa3)	08/15/20	12.000	19,496,196

Credit Suisse Floating Rate High Income Fund

Schedule of Investments (continued)

July 31, 2020 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
CORPORATE BONDS (continued)
Building Materials
$5,135	PriSo Acquisition Corp., Rule 144A, Senior Unsecured Notes (Callable 08/31/20 @ 100.00)(9),(10)	(CCC+, Caa2)	05/15/23	9.000	$4,852,575
					24,348,771

Cable & Satellite TV (0.4%)
1,100	CSC Holdings LLC, Rule 144A, Company Guaranteed Notes (Callable 05/15/21 @ 102.75)(9)	(BB, Ba3)	05/15/26	5.500	1,155,000
3,400	Telenet Finance Luxembourg Notes Sarl, Rule 144A, Senior Secured Notes (Callable 12/01/22 @ 102.75)(9)	(BB-, Ba3)	03/01/28	5.500	3,604,000
2,455	Ziggo B.V., Rule 144A, Senior Secured Notes (Callable 01/15/22 @ 102.75)(9)	(B+, B1)	01/15/27	5.500	2,594,554
					7,353,554

Chemicals (0.2%)
4,500	Atotech Alpha 2 B.V., 8.75% Cash, 9.50% PIK, Rule 144A, Senior Unsecured Notes (Callable 08/31/20 @ 101.00)(9),(11)	(CCC, Caa2)	06/01/23	8.750	4,561,403

Electronics (0.1%)
1,724	Entegris, Inc., Rule 144A, Company Guaranteed Notes (Callable 11/10/20 @ 103.47)(9)	(BB, Ba2)	02/10/26	4.625	1,795,425

Energy - Exploration & Production (0.3%)
7,600	W&T Offshore, Inc., Rule 144A, Secured Notes (Callable 11/01/20 @ 104.88)(9)	(B, Caa3)	11/01/23	9.750	5,085,464

Gaming (0.1%)
3,462	Golden Nugget, Inc., Rule 144A, Senior Unsecured Notes (Callable 08/31/20 @ 103.38)(9)	(CCC, Caa2)	10/15/24	6.750	2,401,763

Health Services (0.2%)
2,450	Radiology Partners, Inc., Rule 144A, Company Guaranteed Notes (Callable 02/01/23 @ 104.63)(9)	(CCC, Caa3)	02/01/28	9.250	2,462,250
1,058	Valitas Health Services, Inc. (4),(8),(12)	(NR, NR)	02/26/22	0.000	950,276
					3,412,526

Insurance Brokerage (0.2%)
3,000	Acrisure Finance, Inc., Rule 144A, Senior Unsecured Notes (Callable 11/15/20 @ 103.50)(9)	(CCC+, Caa2)	11/15/25	7.000	3,039,675

Investments & Misc. Financial Services (0.3%)
4,675	Compass Group Diversified Holdings LLC, Rule 144A, Senior Unsecured Notes (Callable 05/01/21 @ 104.00)(9)	(B, B1)	05/01/26	8.000	4,948,768

Media Content (0.1%)
3,000	Diamond Sports Finance Co., Rule 144A, Senior Secured Notes (Callable 08/15/22 @ 102.69)(9)	(BB-, Ba3)	08/15/26	5.375	2,317,455

Metals & Mining - Excluding Steel (0.6%)
13,320	Taseko Mines Ltd., Rule 144A, Senior Secured Notes (Callable 08/31/20 @ 102.19)(9)	(CCC+, Caa1)	06/15/22	8.750	11,402,120

Oil Field Equipment & Services (0.2%)
149	Pioneer Energy Services Corp., PIK, Rule 144A, Senior Secured Notes (Callable 06/01/21 @ 104.00)(4),(8),(9),(11)	(NR, NR)	08/28/25	11.000	133,571
1,113	Pioneer Energy Services Corp., PIK, Rule 144A, Senior Unsecured Notes (4),(8),(9),(11)	(NR, NR)	08/28/25	5.000	344,585
7,000	Shelf Drilling Holdings Ltd., Rule 144A, Company Guaranteed Notes (Callable 02/15/21 @ 106.19)(9)	(CCC+, Caa2)	02/15/25	8.250	2,681,805
					3,159,961

Packaging (0.4%)
7,275	TriMas Corp., Rule 144A, Company Guaranteed Notes (Callable 10/15/20 @ 102.44)(9)	(BB-, Ba3)	10/15/25	4.875	7,458,003

Pharmaceuticals (0.7%)
355	Bausch Health Americas, Inc., Rule 144A, Company Guaranteed Notes (Callable 04/01/22 @ 104.63)(9)	(B, B3)	04/01/26	9.250	399,730
65	Bausch Health Cos., Inc., Rule 144A, Company Guaranteed Notes (Callable 08/31/20 @ 100.00)(9)	(B, B3)	05/15/23	5.875	65,051
2,000	Bausch Health Cos., Inc., Rule 144A, Company Guaranteed Notes (Callable 02/15/24 @ 103.13)(9)	(B, B3)	02/15/29	6.250	2,127,680

Credit Suisse Floating Rate High Income Fund

Schedule of Investments (continued)

July 31, 2020 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
CORPORATE BONDS (continued)
Pharmaceuticals
$10,204	Owens & Minor, Inc., Global Senior Secured Notes (Callable 09/15/24 @ 100.00)	(B-, B3)	12/15/24	4.375	$9,628,953
					12,221,414
Real Estate Investment Trusts (0.3%)
5,000	iStar, Inc., Senior Unsecured Notes (Callable 08/31/20 @ 102.63)	(BB, Ba3)	09/15/22	5.250	5,017,575

Recreation & Travel (0.3%)
1,296	Six Flags Entertainment Corp., Rule 144A, Company Guaranteed Notes (Callable 08/31/20 @ 102.44)(9)	(B-, B3)	07/31/24	4.875	1,233,053
1,500	Six Flags Entertainment Corp., Rule 144A, Company Guaranteed Notes (Callable 04/15/22 @ 102.75)(9),(10)	(B-, B3)	04/15/27	5.500	1,419,375
2,500	Six Flags Theme Parks, Inc., Rule 144A, Senior Secured Notes (Callable 07/01/22 @ 103.50)(9)	(BB-, Ba2)	07/01/25	7.000	2,688,513
					5,340,941

Software - Services (0.4%)
2,295	Epicor Software Corp., Rule 144A, Secured Notes, LIBOR 3M + 7.250% (Callable 08/13/20 @ 100.00)(1),(9)	(CCC, Caa2)	06/30/23	7.560	2,294,755
5,002	Solera Finance, Inc., Rule 144A, Senior Unsecured Notes (Callable 08/31/20 @ 105.25)(9)	(CCC+, Caa1)	03/01/24	10.500	5,298,368
					7,593,123

Specialty Retail (0.0%)
750	Penske Automotive Group, Inc., Company Guaranteed Notes (Callable 05/15/21 @ 102.75)	(B+, Ba3)	05/15/26	5.500	785,486

Support - Services (0.1%)
2,565	Gems Education Delaware LLC, Rule 144A, Senior Secured Notes (Callable 07/31/22 @ 103.56)(9)	(B, B2)	07/31/26	7.125	2,500,875

Tech Hardware & Equipment (0.3%)
3,000	CommScope Technologies LLC, Rule 144A, Company Guaranteed Notes (Callable 03/15/22 @ 102.50)(9)	(B-, B3)	03/15/27	5.000	2,905,635
2,750	CommScope, Inc., Rule 144A, Company Guaranteed Notes (Callable 03/01/22 @ 104.13)(9),(10)	(B-, B3)	03/01/27	8.250	2,969,051
					5,874,686

Telecom - Wireline Integrated & Services (0.5%)
4,000	Altice Financing S.A., Rule 144A, Senior Secured Notes (Callable 05/15/21 @ 103.75)(9)	(B, B2)	05/15/26	7.500	4,306,000
7,000	GTT Communications, Inc., Rule 144A, Company Guaranteed Notes (Callable 08/31/20 @ 105.91)(9)	(CCC-, Caa1)	12/31/24	7.875	3,976,875
					8,282,875

Theaters & Entertainment (0.4%)
3,800	AMC Entertainment Holdings, Inc., Global Company Guaranteed Notes (Callable 11/15/21 @ 102.94)(5)	(C, Ca)	11/15/26	5.875	1,092,500
775	AMC Entertainment Holdings, Inc., Global Company Guaranteed Notes (Callable 05/15/22 @ 103.06)	(C, Ca)	05/15/27	6.125	222,812
1,961	EUR New Money Tranche 1 Notes (4),(6),(8)	(NR, NR)	06/30/24	12.000	2,423,610
2,442	EUR New Money Tranche 2 Notes (4),(6),(8)	(NR, NR)	06/30/24	12.000	3,017,499
					6,756,421
TOTAL CORPORATE BONDS (Cost $162,096,043)					142,931,289

ASSET BACKED SECURITIES (4.6%)

Collateralized Debt Obligations (4.6%)
5,000	Ares XXXVIII CLO Ltd., 2015-38A, Rule 144A, LIBOR 3M + 5.050%(1),(9)	(NR, Ba3)	04/20/30	5.322	4,155,828
2,100	BlueMountain CLO Ltd., 2015-3A, Rule 144A, LIBOR 3M + 5.400%(1),(9)	(BB-, NR)	04/20/31	5.672	1,561,577
2,000	Bowman Park CLO Ltd., 2014-1A, Rule 144A, LIBOR 3M + 5.400%(1),(9)	(BB-, NR)	11/23/25	5.760	1,845,195
4,283	Capital Automotive LLC, 2017-1A, Rule 144A(9)	(A+, NR)	04/15/47	3.870	4,280,535
2,586	Capital Automotive LLC, 2017-1A, Rule 144A(9)	(A+, NR)	04/15/47	4.180	2,604,256
750	Carlyle Global Market Strategies CLO Ltd., 2014-3RA, Rule 144A, LIBOR 3M + 5.400%(1),(9)	(B+, NR)	07/27/31	5.645	558,521

Credit Suisse Floating Rate High Income Fund
Schedule of Investments (continued)

July 31, 2020 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
ASSET BACKED SECURITIES (continued)
Collateralized Debt Obligations
$2,000	Carlyle Global Market Strategies CLO Ltd., 2014-5A, Rule 144A, LIBOR 3M + 3.150%(1),(9)	(BBB-, NR)	07/15/31	3.425	$1,676,010
1,850	Carlyle Global Market Strategies CLO Ltd., 2015-2A, Rule 144A, LIBOR 3M + 6.150%(1),(2),(9)	(NR, B1)	04/27/27	6.395	1,272,561
2,000	Carlyle U.S. CLO Ltd., 2017-2A, Rule 144A(2),(9),(12)	(NR, NR)	07/20/31	0.000	705,754
2,625	CIFC Funding Ltd., 2014-1A, Rule 144A, LIBOR 3M + 5.850%(1),(9)	(BB-, NR)	01/18/31	6.122	2,139,901
4,000	Crown Point CLO IV Ltd., 2018-4A, Rule 144A, LIBOR 3M + 2.750%(1),(9)	(NR, Baa3)	04/20/31	3.022	3,534,220
3,500	Elevation CLO Ltd., 2014-2A, Rule 144A, LIBOR 3M + 3.200%(1),(9)	(NR, Baa3)	10/15/29	3.475	3,002,353
5,000	Galaxy CLO XVIII Ltd., 2018-28A, Rule 144A, LIBOR 3M + 3.000%(1),(9)	(BBB-, NR)	07/15/31	3.275	4,423,759
3,250	Goldentree Loan Opportunities XI Ltd., 2015-11A, Rule 144A, LIBOR 3M + 5.400%(1),(9)	(NR, Ba3)	01/18/31	5.672	2,782,356
2,250	Greywolf CLO II Ltd., 2013-1A, Rule 144A, LIBOR 3M + 6.350%(1),(9)	(BB-, NR)	10/15/29	6.625	1,828,436
2,000	Greywolf CLO III Ltd., 2020-3RA, Rule 144A, LIBOR 3M + 6.920%(1),(9)	(BB-, NR)	04/15/33	7.178	1,788,463
6,500	Greywolf CLO IV Ltd., 2019-1A, Rule 144A, LIBOR 3M + 2.950%(1),(9)	(A, NR)	04/17/30	3.223	6,401,449
1,000	Greywolf CLO IV Ltd., 2019-1A, Rule 144A, LIBOR 3M + 3.950%(1),(9)	(BBB-, NR)	04/17/30	4.223	944,497
6,000	Greywolf CLO V Ltd., 2015-1A, Rule 144A, LIBOR 3M + 2.000%(1),(9)	(A, NR)	01/27/31	2.245	5,625,243
3,950	Greywolf CLO V Ltd., 2015-1A, Rule 144A, LIBOR 3M + 3.000%(1),(9)	(BBB-, NR)	01/27/31	3.245	3,616,709
5,150	Greywolf CLO V Ltd., 2015-1A, Rule 144A, LIBOR 3M + 5.850%(1),(9)	(BB-, NR)	01/27/31	6.095	4,273,077
2,500	KKR CLO Ltd., 20, Rule 144A, LIBOR 3M + 5.500%(1),(9)	(NR, Ba3)	10/16/30	5.771	2,023,124
3,250	KKR Financial CLO Ltd., 2013-1A, Rule 144A, LIBOR 3M + 6.080%(1),(9)	(NR, Ba3)	04/15/29	6.355	2,490,733
2,250	Octagon Investment Partners 26 Ltd., 2016-1A, Rule 144A, LIBOR 3M + 2.850%(1),(9)	(BBB-, NR)	07/15/30	3.125	1,988,573
3,500	Shackleton CLO Ltd., 2014-6RA, Rule 144A, LIBOR 3M + 2.970%(1),(9)	(NR, Baa3)	07/17/28	3.243	3,105,147
3,000	Venture CLO Ltd., 2017-28AA, Rule 144A, LIBOR 3M + 2.400%(1),(9)	(NR, A2)	10/20/29	2.672	2,875,770
1,250	Venture CLO Ltd., 2018-31A, Rule 144A, LIBOR 3M + 2.820%(1),(9)	(NR, Baa3)	04/20/31	3.092	1,022,756
3,000	Venture CLO Ltd., 2018-35A, Rule 144A, LIBOR 3M + 3.500%(1),(9)	(NR, Ba1)	10/22/31	3.758	2,510,419
3,000	Venture XIII CLO Ltd., 2013-13A, Rule 144A, LIBOR 3M + 3.300%(1),(9)	(NR, Baa2)	09/10/29	3.300	2,541,202
2,150	Vibrant CLO V Ltd., 2016-5A, Rule 144A, LIBOR 3M + 7.000%(1),(9)	(NR, Ba3)	01/20/29	7.272	1,460,770
1,500	Vibrant CLO VI Ltd., 2017-6A, Rule 144A, LIBOR 3M + 5.750%(1),(9)	(NR, Ba3)	06/20/29	6.056	1,042,709
3,000	Voya CLO Ltd., 2014-4A, Rule 144A, LIBOR 3M + 3.350%(1),(9)	(BBB-, NR)	07/14/31	3.618	2,530,303
3,000	Voya CLO Ltd., 2017-1A, Rule 144A(2),(9),(12)	(NR, NR)	04/17/30	0.000	1,006,161
1,463	Wendy's Funding LLC, 2018-1A, Rule 144A(9)	(BBB, NR)	03/15/48	3.573	1,516,595
TOTAL ASSET BACKED SECURITIES (Cost $99,842,539)					85,134,962

Number of Shares
COMMON STOCKS (0.4%)

Auto Parts & Equipment (0.3%)
134,659	Remainco LLC(4),(8),(13)	6,648,115

Building & Construction (0.0%)
6	White Forest Resources, Inc.(2),(4),(8),(13)	—

Chemicals (0.1%)
9,785	Huntsman Corp.(2)	181,022
31,756	Project Investor Holdings LLC(2),(4),(8),(13)	318
529,264	Proppants Holdings LLC(2),(4),(8),(13)	1,063,821
		1,245,161

Energy - Exploration & Production (0.0%)
872,375	PES Energy, Inc.(2),(13)	8,724

Machinery (0.0%)
3,585,446	Doncasters U.S. Finance LLC(4),(7),(8),(13)	—

Oil Field Equipment & Services (0.0%)
12,409	Pioneer Energy Services Corp.(4),(8),(13)	9,058

Support - Services (0.0%)
779	Sprint Industrial Holdings LLC, Class G(2),(4),(8),(13)	—
71	Sprint Industrial Holdings LLC, Class H(2),(4),(8),(13)	—

Credit Suisse Floating Rate High Income Fund
Schedule of Investments (continued)

July 31, 2020 (unaudited)

Number of Shares		Value
COMMON STOCKS (continued)
Support - Services
172	Sprint Industrial Holdings LLC, Class I(2),(4),(8),(13)	$2
		2

Theaters & Entertainment (0.0%)
45	NEG Holdings LLC, Litigation Trust Units(2),(4),(8),(13)	—

TOTAL COMMON STOCKS (Cost $14,819,496)		7,911,060

WARRANTS (0.0%)

Chemicals (0.0%)
132,316	Project Investor Holdings LLC, expires 02/20/2022(2),(4),(8),(13)	—

Diversified Capital Goods (0.0%)
17,726	Horizon Global Corp. expires 06/30/2021(13)	46,265

TOTAL WARRANTS (Cost $68,804)		46,265

SHORT-TERM INVESTMENTS (0.4%)
7,456,850	State Street Navigator Securities Lending Government Money Market Portfolio 0.12%(14) (Cost $7,456,850)	7,456,850
TOTAL INVESTMENTS AT VALUE (95.3%) (Cost $1,953,456,012)		1,748,924,672
OTHER ASSETS IN EXCESS OF LIABILITIES (4.7%)		85,628,325
NET ASSETS (100.0%)		$1,834,552,997

†	Credit ratings given by the S&P Global Ratings Division of S&P Global Inc. (“S&P”) and Moody’s Investors Service, Inc. ("Moody's") are unaudited.
(1)	Variable rate obligation - The interest rate shown is the rate in effect as of July 31, 2020.
(2)	Illiquid security (unaudited).
(3)	The rates on certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above. The interest rate shown is the rate in effect as of July 31, 2020.
(4)	Security is valued using significant unobservable inputs.
(5)	Bond is currently in default.
(6)	This security is denominated in Euro.
(7)	This security is denominated in British Pound.
(8)	Not readily marketable security; security is valued at fair value as determined in good faith by, or under the direction of, the Board of Trustees.
(9)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2020, these securities amounted to a value of $204,927,540 or 11.2% of net assets.
(10)	Security or portion thereof is out on loan.
(11)	PIK: Payment-in-kind security for which part of the income earned may be paid as additional principal.
(12)	Securities are zero coupon. Rate presented is yield to maturity as of July 31, 2020.
(13)	Non-income producing security.
(14)	Represents security purchased with cash collateral received for securities on loan. The rate shown is the annualized one-day yield at July 31, 2020.

INVESTMENT ABBREVIATIONS
1M = 1 Month
2M = 2 Month
3M = 3 Month
6M = 6 Month
12M = 12 Month
EURIBOR = Euro Interbank Offered Rate
LIBOR = London Interbank Offered Rate
NR = Not Rated
Sarl - société à responsabilité limitée

Credit Suisse Floating Rate High Income Fund

Schedule of Investments (continued)

July 31, 2020 (unaudited)

Forward Foreign Currency Contracts

Forward Currency to be Purchased (Local)		Forward Currency to be Sold (Local)		Expiration Date	Counterparty	Value on Settlement Date	Current Value/Notional	Net Unrealized Appreciation (Depreciation)
EUR	6,743,829	USD	7,629,946	10/13/20	Morgan Stanley	$7,629,946	$7,986,442	$356,496
EUR	5,859,450	USD	6,695,707	10/13/20	Barclays Bank PLC	6,695,707	6,939,106	243,399
EUR	21,205,442	USD	23,331,544	10/13/20	Deutsche Bank AG	23,331,544	$25,112,739	$1,781,195
EUR	4,865,040	USD	5,481,047	10/13/20	JPMorgan Chase	5,481,047	5,761,469	280,422
GBP	4,570,231	USD	5,785,098	10/13/20	Barclays Bank PLC	5,785,098	6,000,633	215,535
GBP	2,279,731	USD	2,764,494	10/13/20	Deutsche Bank AG	2,764,494	2,993,246	228,752
GBP	441,461	USD	551,008	10/13/20	JPMorgan Chase	551,008	579,631	28,623
USD	12,022,246	EUR	10,688,249	10/13/20	JPMorgan Chase	(12,022,246)	(12,657,657)	(635,411)
USD	140,739,232	EUR	125,328,058	10/13/20	Morgan Stanley	(140,739,232)	(148,420,906)	(7,681,674)
USD	2,407,692	EUR	2,139,341	10/13/20	Barclays Bank PLC	(2,407,692)	(2,533,536)	(125,844)
USD	4,638,257	EUR	4,210,015	10/13/20	Deutsche Bank AG	(4,638,257)	(4,985,749)	(347,492)
USD	3,520,462	GBP	2,732,149	10/13/20	Deutsche Bank AG	(3,520,462)	(3,587,261)	(66,799)
USD	31,885,371	GBP	25,811,217	10/13/20	Morgan Stanley	(31,885,371)	(33,889,670)	(2,004,299)
USD	83,205	GBP	62,602	10/13/20	Barclays Bank PLC	(83,205)	(82,195)	1,010
USD	1,216,259	GBP	984,971	10/13/20	JPMorgan Chase	(1,216,259)	(1,293,250)	(76,991)
								$(7,803,078)

Currency Abbreviations:
EUR = Euro
GBP = British Pound
USD = United States Dollar

SECURITY VALUATION — The Board of Trustees (the "Board") is responsible for the Fund’s valuation process. The Board has delegated the supervision of the daily valuation process to Credit Suisse Asset Management, LLC, the Fund’s investment adviser (“Credit Suisse” or the “Adviser”), who has established a Pricing Committee which, pursuant to the policies adopted by the Board, is responsible for making fair valuation determinations and overseeing the Fund’s pricing policies. The net asset value of the Fund is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the “Exchange”) on each day the Exchange is open for business. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. These pricing services generally price fixed income securities assuming orderly transactions of an institutional “round lot” size, but some trades occur in smaller “odd lot” sizes which may be effected at lower prices than institutional round lot trades. Structured note agreements are valued in accordance with a dealer-supplied valuation based on changes in the value of the underlying index. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Forward contracts are valued at the London closing spot rates and the London closing forward point rates on a daily basis. The currency forward contract pricing model derives the differential in point rates to the expiration date of the forward and calculates its present value. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The Fund may utilize a service provided by an independent third party which has been approved by the Board to fair value certain securities. When fair value pricing is employed, the prices of securities used by the Fund to calculate its net asset value may differ from quoted or published prices for the same securities. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the investment adviser to be unreliable, the market price may be determined by the investment adviser using quotations from one or more brokers/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, these securities will be fair valued in good faith by the Pricing Committee, in accordance with procedures adopted by the Board.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Generally accepted accounting principles in the United States of America (“GAAP”) established a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at each measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of July 31, 2020 in valuing the Fund’s assets and liabilities carried at fair value:

Assets	Level 1	Level 2	Level 3		Total
Investments in Securities
Bank Loans	$—	$1,336,953,397	$168,490,849		$1,505,444,246
Corporate Bonds	—	136,061,748	6,869,541		142,931,289
Asset Backed Securities	—	85,134,962	—		85,134,962
Common Stocks	181,022	8,724	7,721,314		7,911,060
Warrants	—	46,265	0	(1)	46,265
Short-term Investment	—	7,456,850	—		7,456,850
	$181,022	$1,565,661,946	$183,081,704		$1,748,924,672
Other Financial Instruments*
Forward Foreign Currency Contracts	$—	$3,135,432	$—		$3,135,432

Liabilities	Level 1	Level 2	Level 3	Total
Other Financial Instruments*
Forward Foreign Currency Contracts	$—	$10,938,510	$—	$10,938,510

*	Other financial instruments include unrealized appreciation/(depreciation) on forward foreign currency contracts.
(1)	Includes zero valued securities.

The following is a reconciliation of investments as of July 31, 2020 for which significant unobservable inputs were used in determining fair value. All transfers, if any, are assumed to occur at the end of the reporting period.

	Bank Loans	Corporate Bonds	Common Stocks	Warrants		Total
Balance as of October 31, 2019	$207,914,608	$0 (1)	$7,879,856	$0	(1)	$215,794,464
Accrued discounts (premiums)	429,841	8,549	-	-		438,390
Purchases	36,065,281	12,852,076	7,390,194	-		56,307,551
Sales	(52,359,889)	(5,287,227)	(1,304,409)	-		(58,951,525)
Realized gain (loss)	(8,584,061)	(1,098,724)	(8,141,855)	-		(17,824,640)
Change in unrealized appreciation (depreciation)	(7,956,059)	394,867	1,897,528	-		(5,663,664)
Transfers into Level 3	75,666,530	-	-	-		75,666,530
Transfers out of Level 3	(82,685,402)	-	-	-		(82,685,402)
Balance as of July 31, 2020	$168,490,849	$6,869,541	$7,721,314	$0	(1)	183,081,704

Net change in unrealized appreciation (depreciation) from investments still held as of July 31,2020	$(5,209,761)	$394,867	$(6,492,644)	$-		$(11,307,538)

(1)   Includes zero valued securities

Quantitative Disclosure About Significant Unobservable Inputs

	Fair Value	Valuation	Unobservable	Range
Asset Class	At 07/31/2020	Technique	Input	(Weighted Average) *
Corporate Bonds	$5,441,109	Vendor pricing	Single Broker Quote	$1.24 (N/A)
	$478,156	Market Approach	EBITDA Multiples	8.1 – 11.7 (10.7)
	$950,276	Income Approach	Expected Remaining Distribution	$0.90 (N/A)
Bank Loans	$168,490,849	Vendor pricing	Single Broker Quote	$0.07 - $1.16 ($0.95)
Common Stocks	$6,648,117	Income Approach	Expected Remaining Distribution	$0.00 - $49.37 ($49.37)
	$1,073,197	Market Approach	EBITDA Multiples	4.4 – 11.7 (6.6)
Warrants	$0	Market Approach	EBITDA Multiples	6.6 (N/A)

* Weighted by relative fair value

Each fair value determination is based on a consideration of relevant factors, including both observable and unobservable inputs. Observable and unobservable inputs that Credit Suisse considers may include (i) the existence of any contractual restrictions on the disposition of securities; (ii) information obtained from the company, which may include an analysis of the company's financial statements, the company's products or intended markets or the company's technologies; (iii) the price of the same or similar security negotiated at arm's length in an issuer's completed subsequent round of financing; (iv) the price and extent of public trading in similar securities of the issuer or of comparable companies; or (v) a probability and time value adjusted analysis of contractual term. Where available and appropriate, multiple valuation methodologies are applied to confirm fair value. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, determining fair value requires more judgment. Because of the inherent uncertainty of valuation, those estimated values may be materially higher or lower than the values that would have been used had a ready market for the investments existed. Accordingly, the degree of judgment exercised by the Fund in determining fair value is greatest for investments categorized in Level 3. In some circumstances, the inputs used to measure fair value might be categorized within different levels of the fair value hierarchy. In those instances, the fair value measurement is categorized in its entirety in the fair value hierarchy based on the least observable input that is significant to the fair value measurement. Additionally, changes in the market environment and other events that may occur over the life of the investments may cause the gains or losses ultimately realized on these investments to be different from the valuations used at the date of these financial statements.

During the period ended July 31, 2020, $5,793,250 was transferred from Level 2 to Level 3 due to a lack of a pricing source supported by observable inputs and $11,583,492 was transferred from Level 3 to Level 2 as a result of the availability of a pricing source supported by observable inputs. All transfers, if any, are assumed to occur at the end of the reporting period.

Other information regarding the Fund is available in the most recent Report to Shareholders. This information is also available on the Fund's website at www.credit-suisse.com/us/funds, as well as on the website of the Securities and Exchange Commission at www.sec.gov.

Credit Suisse Strategic Income Fund

Schedule of Investments

July 31, 2020 (unaudited)

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value
CORPORATE BONDS (44.0%)
Aerospace & Defense (1.1%)
$500	Science Applications International Corp., Rule 144A, Company Guaranteed Notes (Callable 04/01/23 @ 102.44)(1)	(BB-, B1)	04/01/28	4.875	$524,610
2,150	Signature Aviation U.S. Holdings, Inc., Rule 144A, Company Guaranteed Notes (Callable 03/01/23 @ 102.00)(1)	(BB, Ba3)	03/01/28	4.000	2,035,383
250	TransDigm, Inc., Global Company Guaranteed Notes (Callable 03/15/22 @ 103.75)	(B-, B3)	03/15/27	7.500	253,548
					2,813,541

Auto Parts & Equipment (1.4%)
1,835	Clarios U.S. Finance Co., Rule 144A, Company Guaranteed Notes (Callable 05/15/22 @ 104.25)(1)	(CCC+, Caa1)	05/15/27	8.500	1,931,613
650	Cooper-Standard Automotive, Inc., Rule 144A, Company Guaranteed Notes (Callable 11/15/21 @ 102.81)(1)	(CCC, Caa1)	11/15/26	5.625	359,814
1,400	Delphi Technologies PLC, Rule 144A, Company Guaranteed Notes (1)	(BB-, B3)	10/01/25	5.000	1,547,770
					3,839,197

Automakers (0.1%)
250	Winnebago Industries, Inc., Rule 144A, Senior Secured Notes (Callable 07/15/23 @ 103.13)(1)	(BB, B2)	07/15/28	6.250	264,844

Brokerage (0.5%)
1,300	StoneX Group, Inc., Rule 144A, Senior Secured Notes Notes (Callable 06/15/22 @ 104.31)(1)	(BB-, Ba3)	06/15/25	8.625	1,395,062

Building & Construction (0.3%)
658	TopBuild Corp., Rule 144A, Company Guaranteed Notes (Callable 05/01/21 @ 102.81)(1)	(BB, Ba3)	05/01/26	5.625	683,372

Building Materials (4.2%)
700	Advanced Drainage Systems, Inc., Rule 144A, Company Guaranteed Notes (Callable 09/30/22 @ 102.50)(1)	(B, B1)	09/30/27	5.000	723,492
450	BMC East LLC, Rule 144A, Senior Secured Notes (Callable 08/17/20 @ 104.13)(1)	(BB, B1)	10/01/24	5.500	461,765
1,000	Installed Building Products, Inc., Rule 144A, Company Guaranteed Notes (Callable 02/01/23 @ 102.88)(1)	(B+, B3)	02/01/28	5.750	1,056,060
1,400	James Hardie International Finance DAC, Rule 144A, Company Guaranteed Notes (Callable 01/15/23 @ 102.50)(1)	(BB, Ba1)	01/15/28	5.000	1,495,984
750	Masonite International Corp., Rule 144A, Company Guaranteed Notes (Callable 02/01/23 @ 102.69)(1)	(BB+, Ba3)	02/01/28	5.375	800,017
3,050	Omnimax International, Inc., Rule 144A, Senior Secured Notes (1)	(CCC-, Caa3)	08/15/20	12.000	2,519,635
2,310	PriSo Acquisition Corp., Rule 144A, Senior Unsecured Notes (Callable 08/31/20 @ 100.00)(1),(2)	(CCC+, Caa2)	05/15/23	9.000	2,182,950
1,000	Summit Materials Finance Corp., Rule 144A, Company Guaranteed Notes (Callable 08/17/20 @ 102.56)(1)	(BB, B2)	06/01/25	5.125	1,026,145
500	WESCO Distribution, Inc., Rule 144A, Company Guaranteed Notes (Callable 06/15/22 @ 103.56)(1)	(BB-, B2)	06/15/25	7.125	549,358
500	WESCO Distribution, Inc., Rule 144A, Company Guaranteed Notes (Callable 06/15/23 @ 103.63)(1)	(BB-, B2)	06/15/28	7.250	546,953
					11,362,359

Cable & Satellite TV (1.3%)
300	CSC Holdings LLC, Rule 144A, Company Guaranteed Notes (Callable 10/15/20 @ 103.31)(1)	(BB, Ba3)	10/15/25	6.625	314,250
251	CSC Holdings LLC, Rule 144A, Senior Unsecured Notes (Callable 10/15/20 @ 105.44)(1)	(B, B3)	10/15/25	10.875	269,348
614	Midcontinent Finance Corp., Rule 144A, Company Guaranteed Notes (Callable 08/15/22 @ 102.69)(1)	(B, B3)	08/15/27	5.375	639,592
1,200	Telenet Finance Luxembourg Notes Sarl, Rule 144A, Senior Secured Notes (Callable 12/01/22 @ 102.75)(1)	(BB-, Ba3)	03/01/28	5.500	1,272,000
461	Virgin Media Secured Finance PLC, Rule 144A, Senior Secured Notes (Callable 08/15/21 @ 102.75)(1)	(BB-, Ba3)	08/15/26	5.500	491,055
450	Ziggo B.V., Rule 144A, Senior Secured Notes (Callable 01/15/22 @ 102.75)(1)	(B+, B1)	01/15/27	5.500	475,580
					3,461,825

Chemicals (3.0%)
675	Alpha U.S. Bidco, Inc., Rule 144A, Company Guaranteed Notes (Callable 08/31/20 @ 103.13)(1)	(CCC, Caa2)	02/01/25	6.250	697,781

Credit Suisse Strategic Income Fund

Schedule of Investments (continued)

July 31, 2020 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
CORPORATE BONDS (continued)
Chemicals
$1,250	Atotech Alpha 2 B.V., 8.75% Cash, 9.50% PIK, Rule 144A, Senior Unsecured Notes (Callable 08/31/20 @ 101.00)(1),(3)	(CCC, Caa2)	06/01/23	8.750	$1,267,056
250	Avient Corp., Rule 144A, Senior Unsecured Notes (Callable 05/15/22 @ 102.88)(1)	(BB-, Ba3)	05/15/25	5.750	271,685
1,540	Ingevity Corp., Rule 144A, Company Guaranteed Notes (Callable 02/01/21 @ 102.25)(1)	(NR, Ba3)	02/01/26	4.500	1,545,482
250	Minerals Technologies, Inc., Rule 144A, Company Guaranteed Notes (Callable 07/01/23 @ 102.50)(1)	(BB-, Ba3)	07/01/28	5.000	260,075
1,500	Nouryon Holding B.V., Rule 144A, Senior Unsecured Notes (Callable 10/01/21 @ 104.00)(1),(2)	(B-, Caa1)	10/01/26	8.000	1,602,233
52	Reichhold Industries, Inc., Rule 144A, Senior Secured Notes (1),(4),(5),(6),(7)	(NR, NR)	05/01/18	9.000	706
750	Tronox, Inc., Rule 144A, Company Guaranteed Notes (Callable 04/15/21 @ 103.25)(1)	(B, B3)	04/15/26	6.500	753,675
1,695	Venator Materials LLC, Rule 144A, Company Guaranteed Notes (Callable 08/31/20 @ 104.31)(1)	(CCC+, Caa1)	07/15/25	5.750	1,265,953
400	Venator Materials LLC, Rule 144A, Senior Secured Notes (Callable 07/01/22 @ 107.13)(1)	(B, B1)	07/01/25	9.500	414,000
					8,078,646

Consumer/Commercial/Lease Financing (0.8%)
2,170	Cargo Aircraft Management, Inc., Rule 144A, Company Guaranteed Notes (Callable 02/01/23 @ 102.38)(1)	(B+, Ba3)	02/01/28	4.750	2,224,250

Diversified Capital Goods (0.4%)
350	EnerSys, Rule 144A, Company Guaranteed Notes (Callable 01/30/23 @ 100.00)(1)	(BB+, Ba3)	04/30/23	5.000	359,763
750	Stevens Holding Co., Inc., Rule 144A, Company Guaranteed Notes (Callable 10/01/23 @ 101.53)(1)	(B+, B2)	10/01/26	6.125	805,170
					1,164,933

Electric-Integrated (0.1%)
125	PG&E Corp., Global Senior Secured Notes (Callable 07/01/23 @ 102.50)	(BB-, B1)	07/01/28	5.000	128,785
125	PG&E Corp., Global Senior Secured Notes (Callable 07/01/25 @ 102.63)	(BB-, B1)	07/01/30	5.250	130,156
					258,941

Electronics (0.2%)
500	Sensata Technologies Inc., Rule 144A, Company Guaranteed Notes (Callable 11/15/29 @ 100.00)(1)	(BB+, Ba3)	02/15/30	4.375	535,610

Energy - Exploration & Production (0.5%)
500	Aker BP ASA, Rule 144A, Senior Unsecured Notes (Callable 06/15/21 @ 102.38)(1)	(BBB-, Ba1)	06/15/24	4.750	511,891
1,250	W&T Offshore, Inc., Rule 144A, Secured Notes (Callable 11/01/20 @ 104.88)(1)	(B, Caa3)	11/01/23	9.750	836,425
					1,348,316

Forestry & Paper (0.3%)
250	Boise Cascade Co., Rule 144A, Company Guaranteed Notes (Callable 07/01/25 @ 102.44)(1)	(BB-, Ba2)	07/01/30	4.875	266,250
575	Norbord, Inc., Rule 144A, Senior Secured Notes (Callable 07/15/22 @ 102.88)(1)	(BB+, Ba1)	07/15/27	5.750	614,422
					880,672

Gaming (1.5%)
500	Churchill Downs, Inc., Rule 144A, Company Guaranteed Notes (Callable 01/15/23 @ 102.38)(1)	(B+, B1)	01/15/28	4.750	511,158
1,700	Gateway Casinos & Entertainment Ltd., Rule 144A, Secured Notes (Callable 08/31/20 @ 104.13)(1)	(CCC-, Caa3)	03/01/24	8.250	1,332,196
1,320	Golden Nugget, Inc., Rule 144A, Senior Unsecured Notes (Callable 08/31/20 @ 103.38)(1)	(CCC, Caa2)	10/15/24	6.750	915,750
450	Jacobs Entertainment, Inc., Rule 144A, Secured Notes (Callable 08/31/20 @ 105.91)(1)	(B-, B3)	02/01/24	7.875	410,015

Credit Suisse Strategic Income Fund

Schedule of Investments (continued)

July 31, 2020 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
CORPORATE BONDS (continued)
Gaming
$700	MGP Finance Co-Issuer, Inc., Global Company Guaranteed Notes (Callable 11/01/26 @ 100.00)	(BB-, B1)	02/01/27	5.750	$758,846
					3,927,965

Gas Distribution (0.5%)
750	Genesis Energy Finance Corp., Company Guaranteed Notes (Callable 10/01/20 @ 104.88)	(B+, B1)	10/01/25	6.500	697,024
450	Genesis Energy Finance Corp., Company Guaranteed Notes (Callable 02/15/21 @ 104.69)	(B+, B1)	05/15/26	6.250	423,477
250	Hess Midstream Operations LP, Rule 144A, Company Guaranteed Notes (Callable 06/15/23 @ 102.56)(1)	(BB+, Ba3)	06/15/28	5.125	253,360
					1,373,861

Health Facilities (0.3%)
500	HCA, Inc., Company Guaranteed Notes (Callable 03/01/26 @ 100.00)	(BB-, Ba2)	09/01/26	5.375	572,475
275	Surgery Center Holdings, Inc., Rule 144A, Company Guaranteed Notes (Callable 04/15/22 @ 105.00)(1),(2)	(CCC, Caa2)	04/15/27	10.000	292,562
					865,037

Health Services (0.6%)
250	AMN Healthcare, Inc., Rule 144A, Company Guaranteed Notes (Callable 10/01/22 @ 102.31)(1)	(BB-, Ba3)	10/01/27	4.625	250,109
1,250	Radiology Partners, Inc., Rule 144A, Company Guaranteed Notes (Callable 02/01/23 @ 104.63)(1)	(CCC, Caa3)	02/01/28	9.250	1,256,250
63	Valitas Health Services, Inc. (4),(6),(8)	(NR, NR)	02/26/22	0.000	56,650
					1,563,009

Insurance Brokerage (2.1%)
700	Acrisure Finance, Inc., Rule 144A, Senior Unsecured Notes (Callable 11/15/20 @ 103.50)(1)	(CCC+, Caa2)	11/15/25	7.000	709,257
500	Acrisure Finance, Inc., Rule 144A, Senior Unsecured Notes (Callable 08/01/22 @ 107.59)(1)	(CCC+, Caa2)	08/01/26	10.125	553,670
750	GTCR AP Finance, Inc., Rule 144A, Senior Unsecured Notes (Callable 05/15/22 @ 104.00)(1)	(CCC+, Caa2)	05/15/27	8.000	793,920
1,375	NFP Corp., Rule 144A, Senior Unsecured Notes (Callable 08/31/20 @ 103.44)(1)	(CCC+, Caa2)	07/15/25	6.875	1,421,819
500	NFP Corp., Rule 144A, Senior Unsecured Notes (Callable 08/31/20 @ 104.00)(1)	(CCC+, Caa2)	07/15/25	8.000	522,375
1,500	NFP Corp., Rule 144A, Senior Unsecured Notes (Callable 08/15/23 @ 103.44)(1)	(CCC+, Caa2)	08/15/28	6.875	1,503,750
					5,504,791

lnvestments & Misc. Financial Services (0.9%)
2,200	Compass Group Diversified Holdings LLC, Rule 144A, Senior Unsecured Notes (Callable 05/01/21 @ 104.00)(1)	(B, B1)	05/01/26	8.000	2,328,832

Machinery (0.2%)
350	Harsco Corp., Rule 144A, Company Guaranteed Notes (Callable 07/31/22 @ 102.88)(1)	(B+, Ba2)	07/31/27	5.750	368,084
250	Hillenbrand, Inc., Global Company Guaranteed Notes (Callable 06/15/22 @ 102.88)	(BB+, Ba1)	06/15/25	5.750	269,219
					637,303

Managed Care (0.4%)
540	Centene Corp., Global Senior Unsecured Notes (Callable 12/15/24 @ 102.31)	(BBB-, Ba1)	12/15/29	4.625	602,940
370	Centene Corp., Rule 144A, Senior Unsecured Notes (Callable 08/15/21 @ 104.03)(1)	(BBB-, Ba1)	08/15/26	5.375	397,404
					1,000,344

Media - Diversified (0.1%)
250	National CineMedia LLC, Global Senior Unsecured Notes (Callable 08/15/21 @ 102.88)	(CCC+, Caa1)	08/15/26	5.750	162,715

Credit Suisse Strategic Income Fund

Schedule of Investments (continued)

July 31, 2020 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
CORPORATE BONDS (continued)
Media - Diversified
$200	National CineMedia LLC, Rule 144A, Senior Secured Notes (Callable 04/15/23 @ 102.94)(1)	(B, B1)	04/15/28	5.875	$160,087
					322,802

Media Content (1.0%)
325	Diamond Sports Finance Co., Rule 144A, Company Guaranteed Notes (Callable 08/15/22 @ 103.31)(1)	(B, B3)	08/15/27	6.625	178,344
2,000	Diamond Sports Finance Co., Rule 144A, Senior Secured Notes (Callable 08/15/22 @ 102.69)(1)	(BB-, Ba3)	08/15/26	5.375	1,544,970
733	Sirius XM Radio, Inc., Rule 144A, Company Guaranteed Notes (Callable 07/01/24 @ 102.75)(1)	(BB, Ba3)	07/01/29	5.500	817,984
250	Sirius XM Radio, Inc., Rule 144A, Company Guaranteed Notes (Callable 07/01/25 @ 102.06)(1)	(BB, Ba3)	07/01/30	4.125	264,137
					2,805,435

Medical Products (0.2%)
500	Avantor Funding, Inc., Rule 144A, Company Guaranteed Notes (Callable 07/15/23 @ 102.31)(1)	(B-, B3)	07/15/28	4.625	528,875

Metals & Mining - Excluding Steel (1.3%)
250	First Quantum Minerals Ltd., Rule 144A, Company Guaranteed Notes (Callable 08/31/20 @ 103.63)(1)	(CCC+, Caa2)	04/01/23	7.250	251,494
1,000	First Quantum Minerals Ltd., Rule 144A, Company Guaranteed Notes (Callable 09/01/20 @ 103.25)(1)	(CCC+, NR)	03/01/24	6.500	982,815
500	First Quantum Minerals Ltd., Rule 144A, Company Guaranteed Notes (Callable 03/01/21 @ 105.16)(1)	(CCC+, NR)	03/01/26	6.875	502,507
1,950	Taseko Mines Ltd., Rule 144A, Senior Secured Notes (Callable 08/31/20 @ 102.19)(1)	(CCC+, Caa1)	06/15/22	8.750	1,669,229
					3,406,045

Oil Field Equipment & Services (0.3%)
317	Pioneer Energy Services Corp., PIK, Rule 144A, Senior Unsecured Notes (1),(3),(4),(6)	(NR, NR)	08/28/25	5.000	98,143
2,000	Shelf Drilling Holdings Ltd., Rule 144A, Company Guaranteed Notes (Callable 02/15/21 @ 106.19)(1)	(CCC+, Caa2)	02/15/25	8.250	766,230
					864,373

Packaging (2.2%)
130	Crown Americas Capital Corp. VI, Global Company Guaranteed Notes (Callable 02/01/21 @ 103.56)	(BB-, Ba3)	02/01/26	4.750	136,115
1,500	Flex Acquisition Co., Inc., Rule 144A, Senior Unsecured Notes (Callable 08/31/20 @ 103.44)(1)	(CCC+, Caa2)	01/15/25	6.875	1,527,172
1,790	Plastipak Holdings, Inc., Rule 144A, Senior Unsecured Notes (Callable 10/15/20 @ 103.13)(1)	(B, B3)	10/15/25	6.250	1,793,356
475	Silgan Holdings, Inc., Global Senior Unsecured Notes (Callable 08/31/20 @ 102.38)	(BB, Ba3)	03/15/25	4.750	485,044
2,010	TriMas Corp., Rule 144A, Company Guaranteed Notes (Callable 10/15/20 @ 102.44)(1)	(BB-, Ba3)	10/15/25	4.875	2,060,562
					6,002,249

Personal & Household Products (0.9%)
750	High Ridge Brands Co., Rule 144A, Company Guaranteed Notes (Callable 08/31/20 @ 104.44)(1),(5)	(NR, Wr)	03/15/25	8.875	26,250
1,430	Mattel, Inc., Rule 144A, Company Guaranteed Notes (Callable 12/31/20 @ 105.06)(1)	(B+, B1)	12/31/25	6.750	1,533,060
935	Prestige Brands, Inc., Rule 144A, Company Guaranteed Notes (Callable 08/31/20 @ 103.19)(1)	(B+, B3)	03/01/24	6.375	970,161
					2,529,471

Pharmaceuticals (1.7%)
24	Bausch Health Cos., Inc., Rule 144A, Company Guaranteed Notes (Callable 08/31/20 @ 100.00)(1)	(B, B3)	05/15/23	5.875	24,019
500	Bausch Health Cos., Inc., Rule 144A, Company Guaranteed Notes (Callable 12/15/21 @ 104.50)(1)	(B, B3)	12/15/25	9.000	553,100
950	Bausch Health Cos., Inc., Rule 144A, Company Guaranteed Notes (Callable 01/15/23 @ 103.50)(1)	(B, B3)	01/15/28	7.000	1,034,730

Credit Suisse Strategic Income Fund

Schedule of Investments (continued)

July 31, 2020 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
CORPORATE BONDS (continued)
Pharmaceuticals
$500	Bausch Health Cos., Inc., Rule 144A, Company Guaranteed Notes (Callable 02/15/24 @ 103.13)(1)	(B, B3)	02/15/29	6.250	$531,920
105	Endo Finance LLC, Rule 144A, Company Guaranteed Notes (Callable 06/30/23 @ 104.50)(1),(2)	(CCC+, Caa2)	06/30/28	6.000	80,168
68	Endo Finance LLC, Rule 144A, Secured Notes (Callable 07/31/23 @ 107.13)(1)	(CCC+, Caa2)	07/31/27	9.500	73,355
750	Horizon Therapeutics U.S.A., Inc., Rule 144A, Company Guaranteed Notes (Callable 08/01/22 @ 104.13)(1)	(B+, Ba3)	08/01/27	5.500	816,397
1,538	Owens & Minor, Inc., Global Senior Secured Notes (Callable 09/15/24 @ 100.00)	(B-, B3)	12/15/24	4.375	1,451,326
25	Par Pharmaceutical, Inc., Rule 144A, Senior Secured Notes (Callable 04/01/22 @ 105.63)(1)	(B+, B2)	04/01/27	7.500	26,624
					4,591,639

Real Estate Development & Management (0.8%)
2,125	Newmark Group, Inc., Global Senior Unsecured Notes (Callable 10/15/23 @ 100.00)	(BB+, NR)	11/15/23	6.125	2,183,005
Real Estate Investment Trusts (0.8%)
250	MPT Finance Corp., Global Company Guaranteed Notes (Callable 08/31/20 @ 101.83)	(BBB-, Ba1)	05/01/24	5.500	255,079
250	MPT Finance Corp., Global Company Guaranteed Notes (Callable 08/01/21 @ 102.63)	(BBB-, Ba1)	08/01/26	5.250	263,226
1,000	Starwood Property Trust, Inc., Global Senior Unsecured Notes (Callable 11/01/20 @ 100.00)	(B+, Ba3)	02/01/21	3.625	991,125
500	Starwood Property Trust, Inc., Global Senior Unsecured Notes (Callable 09/15/21 @ 100.00)	(B+, Ba3)	12/15/21	5.000	506,717
					2,016,147

Recreation & Travel (3.3%)
930	Boyne U.S.A., Inc., Rule 144A, Secured Notes (Callable 05/01/21 @ 103.63)(1)	(B, B1)	05/01/25	7.250	997,327
1,500	Canada's Wonderland Co., Global Company Guaranteed Notes (Callable 04/15/22 @ 102.69)	(B-, B3)	04/15/27	5.375	1,451,857
750	Cedar Fair LP, Global Company Guaranteed Notes (Callable 07/15/24 @ 102.63)	(B-, B3)	07/15/29	5.250	709,793
250	Powdr Corp., Rule 144A, Senior Secured Notes (Callable 08/01/22 @ 103.00)(1)	(B, B1)	08/01/25	6.000	256,563
275	SeaWorld Parks & Entertainment, Inc., Rule 144A, Secured Notes (Callable 02/01/22 @ 104.75)(1)	(CCC, Caa2)	08/01/25	9.500	279,813
250	SeaWorld Parks & Entertainment, Inc., Rule 144A, Senior Secured Notes (Callable 05/01/22 @ 104.38)(1),(2)	(B-, B2)	05/01/25	8.750	262,969
2,250	Six Flags Entertainment Corp., Rule 144A, Company Guaranteed Notes (Callable 08/31/20 @ 102.44)(1)	(B-, B3)	07/31/24	4.875	2,140,717
200	Six Flags Theme Parks, Inc., Rule 144A, Senior Secured Notes (Callable 07/01/22 @ 103.50)(1)	(BB-, Ba2)	07/01/25	7.000	215,081
1,635	Speedway Funding II, Inc., Rule 144A, Senior Unsecured Notes (Callable 11/01/22 @ 102.44)(1)	(BB-, B2)	11/01/27	4.875	1,491,937
500	TripAdvisor, Inc., Rule 144A, Company Guaranteed Notes (Callable 07/15/22 @ 103.50)(1)	(BB-, B1)	07/15/25	7.000	524,838
375	Vail Resorts, Inc., 144A, Company Guaranteed Notes (Callable 05/15/22 @ 103.13)(1)	(BB, B2)	05/15/25	6.250	404,531
					8,735,426

Software - Services (1.8%)
383	Epicor Software Corp., Rule 144A, Secured Notes, LIBOR 3M + 7.250% (Callable 08/13/20 @ 100.00)(1),(9)	(CCC, Caa2)	06/30/23	7.560	382,959
790	GD Finance Co., Inc., Rule 144A, Company Guaranteed Notes (Callable 06/01/22 @ 102.63)(1)	(BB-, B1)	12/01/27	5.250	844,166
3,400	Solera Finance, Inc., Rule 144A, Senior Unsecured Notes (Callable 08/31/20 @ 105.25)(1)	(CCC+, Caa1)	03/01/24	10.500	3,601,450
					4,828,575

Specialty Retail (1.4%)
120	Asbury Automotive Group, Inc., Rule 144A, Company Guaranteed Notes (Callable 03/01/23 @ 102.25)(1)	(BB, B1)	03/01/28	4.500	123,419
67	Asbury Automotive Group, Inc., Rule 144A, Company Guaranteed Notes (Callable 03/01/25 @ 102.38)(1)	(BB, B1)	03/01/30	4.750	68,843

Credit Suisse Strategic Income Fund

Schedule of Investments (continued)

July 31, 2020 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
CORPORATE BONDS (continued)
Specialty Retail
$500	eG Global Finance PLC, Rule 144A, Senior Secured Notes (Callable 10/30/21 @ 104.25)(1)	(B-, B2)	10/30/25	8.500	$547,200
1,020	Lithia Motors, Inc., Rule 144A, Company Guaranteed Notes (Callable 08/31/20 @ 103.94)(1)	(BB, Ba2)	08/01/25	5.250	1,064,518
750	Lithia Motors, Inc., Rule 144A, Company Guaranteed Notes (Callable 12/15/22 @ 103.47)(1)	(BB, Ba2)	12/15/27	4.625	798,975
1,750	Ruyi U.S. Finance LLC, Rule 144A, Senior Secured Notes (Callable 05/01/21 @ 105.63)(1)	(NR, Caa2)	05/01/25	7.500	1,233,750
					3,836,705

Support - Services (3.4%)
863	ASGN, Inc., Rule 144A, Company Guaranteed Notes (Callable 05/15/23 @ 102.31)(1)	(BB-, Ba3)	05/15/28	4.625	883,876
650	Ashtead Capital, Inc., Rule 144A, Company Guaranteed Notes (Callable 08/01/21 @ 103.94)(1)	(BBB-, Baa3)	08/01/26	5.250	690,625
500	CoreCivic, Inc., Company Guaranteed Notes (Callable 07/15/27 @ 100.00)	(BB, Ba1)	10/15/27	4.750	424,077
275	Gartner, Inc., Rule 144A, Company Guaranteed Notes (Callable 08/10/20 @ 103.84)(1)	(BB, Ba3)	04/01/25	5.125	285,009
250	Gartner, Inc., Rule 144A, Company Guaranteed Notes (Callable 07/01/23 @ 102.25)(1)	(BB, Ba3)	07/01/28	4.500	262,812
1,285	Gems Education Delaware LLC, Rule 144A, Senior Secured Notes (Callable 07/31/22 @ 103.56)(1)	(B, B2)	07/31/26	7.125	1,252,875
540	KAR Auction Services, Inc., Rule 144A, Company Guaranteed Notes (Callable 08/31/20 @ 103.84)(1)	(B-, Caa1)	06/01/25	5.125	543,375
1,185	Korn Ferry, Rule 144A, Company Guaranteed Notes (Callable 12/15/22 @ 102.31)(1)	(BB, Ba3)	12/15/27	4.625	1,221,735
200	United Rentals North America, Inc., Company Guaranteed Notes (Callable 10/15/20 @ 102.31)	(BB-, Ba3)	10/15/25	4.625	206,144
250	United Rentals North America, Inc., Global Company Guaranteed Notes (Callable 12/15/21 @ 103.25)	(BB-, Ba3)	12/15/26	6.500	277,854
500	United Rentals North America, Inc., Secured Notes (Callable 11/15/22 @ 101.94)	(BBB-, Ba1)	11/15/27	3.875	525,625
1,754	WeWork Cos., Inc., Rule 144A, Company Guaranteed Notes (1)	(CCC+, Wr)	05/01/25	7.875	1,180,644
1,450	Williams Scotsman International, Inc., Rule 144A, Senior Secured Notes (Callable 08/31/20 @ 103.44)(1)	(B+, B3)	08/15/23	6.875	1,502,715
					9,257,366

Tech Hardware & Equipment (0.8%)
750	CommScope Technologies LLC, Rule 144A, Company Guaranteed Notes (Callable 03/15/22 @ 102.50)(1)	(B-, B3)	03/15/27	5.000	726,409
1,150	CommScope, Inc., Rule 144A, Company Guaranteed Notes (Callable 03/01/22 @ 104.13)(1)	(B-, B3)	03/01/27	8.250	1,241,603
115	EMC Corp., Rule 144A, Senior Secured Notes (Callable 08/01/26 @ 100.00)(1)	(BBB-, Baa3)	10/01/26	4.900	129,848
					2,097,860

Telecom - Wireless (0.1%)
250	T-Mobile U.S.A., Inc., Company Guaranteed Notes (Callable 02/01/21 @ 102.25)	(BB, Ba3)	02/01/26	4.500	257,969

Telecom - Wireline Integrated & Services (1.5%)
800	Altice Financing S.A., Rule 144A, Senior Secured Notes (Callable 05/15/21 @ 103.75)(1)	(B, B2)	05/15/26	7.500	861,200
200	Equinix, Inc., Senior Unsecured Notes (Callable 05/15/22 @ 102.69)	(BBB-, Baa3)	05/15/27	5.375	220,531
1,125	GTT Communications, Inc., Rule 144A, Company Guaranteed Notes (Callable 08/31/20 @ 105.91)(1)	(CCC-, Caa1)	12/31/24	7.875	639,141
1,000	LCPR Senior Secured Financing DAC, Rule 144A, Senior Secured Notes (Callable 10/15/22 @ 103.38)(1)	(B+, B1)	10/15/27	6.750	1,081,750
1,100	QTS Finance Corp., Rule 144A, Company Guaranteed Notes (Callable 11/15/20 @ 103.56)(1)	(BB, B1)	11/15/25	4.750	1,142,509
					3,945,131

Theaters & Entertainment (1.4%)
1,725	AMC Entertainment Holdings, Inc., Global Company Guaranteed Notes (Callable 05/15/22 @ 103.06)(5)	(C, Ca)	05/15/27	6.125	495,937
1,679	Cinemark U.S.A., Inc., Global Company Guaranteed Notes (Callable 08/31/20 @ 100.81)	(BB-, B3)	06/01/23	4.875	1,431,347

Credit Suisse Strategic Income Fund

Schedule of Investments (continued)

July 31, 2020 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
CORPORATE BONDS (continued)
Theaters & Entertainment
$275	Cinemark U.S.A., Inc., Rule 144A, Senior Secured Notes (Callable 05/01/22 @ 104.38)(1)	(BB+, Ba2)	05/01/25	8.750	$285,141
500	Live Nation Entertainment, Inc., Rule 144A, Company Guaranteed Notes (Callable 08/05/20 @ 103.66)(1)	(B, B1)	11/01/24	4.875	473,625
650	Live Nation Entertainment, Inc., Rule 144A, Company Guaranteed Notes (Callable 10/15/22 @ 103.56)(1)	(B, B1)	10/15/27	4.750	601,455
500	Live Nation Entertainment, Inc., Rule 144A, Senior Secured Notes (Callable 05/15/23 @ 104.88)(1)	(BB-, Ba2)	05/15/27	6.500	538,140
					3,825,645

Transport Infrastructure/Services (0.3%)
1,300	Navios Maritime Finance II U.S., Inc., Rule 144A, Senior Secured Notes (Callable 08/31/20 @ 100.00)(1)	(B-, Caa2)	08/15/22	11.250	914,570
TOTAL CORPORATE BONDS (Cost $123,957,553)					118,461,998

BANK LOANS (45.9%)
Advertising (0.6%)
1,049	Clear Channel Outdoor Holdings, Inc., LIBOR 2M + 3.500%(9)	(B, B1)	08/21/26	3.761	937,372
738	MH Sub I LLC, LIBOR 3M + 3.500%(9)	(B, B2)	09/13/24	4.572	720,446
					1,657,818

Aerospace & Defense (0.5%)
441	Sequa Mezzanine Holdings LLC, LIBOR 3M + 5.000%(9)	(NR, NR)	11/28/21	6.000	418,446
985	TransDigm, Inc., LIBOR 1M + 2.250%(9)	(B+, Ba3)	12/09/25	2.411	924,734
					1,343,180

Air Transportation (0.5%)
534	Delta Air Lines, Inc., LIBOR 3M + 4.750%(9)	(BBB-, Baa2)	04/29/23	5.750	527,223
750	Mileage Plus Holdings LLC, LIBOR 3M + 5.250%(9)	(NR, Baa3)	06/25/27	6.250	750,402
					1,277,625
Auto Parts & Equipment (1.2%)
1,062	Autokiniton U.S. Holdings, Inc., LIBOR 1M + 6.375%(6),(9)	(B, B2)	05/22/25	6.536	1,013,892
993	Clarios Global LP, LIBOR 1M + 3.500%(9)	(B, B1)	04/30/26	3.667	971,821
970	Dayco Products LLC, LIBOR 3M + 4.250%(9)	(CCC+, Caa2)	05/19/23	4.613	614,335
384	Dealer Tire LLC, LIBOR 1M + 4.250%(9)	(B-, B1)	12/12/25	4.411	375,302
713	Jason, Inc., LIBOR 3M + 4.500%(5),(9)	(D, NR)	06/30/21	4.743	379,703
					3,355,053

Building & Construction (0.6%)
446	ACProducts, Inc., LIBOR 6M + 6.500%(6),(9)	(B, B2)	08/18/25	7.500	446,731
420	SiteOne Landscape Supply, Inc., LIBOR 1M + 2.750%(9)	(BB, B2)	10/29/24	3.750	416,808
547	TRC Companies, Inc., LIBOR 1M + 5.000%(9)	(B, B2)	06/21/24	6.000	521,594
249	TRC Companies, Inc., LIBOR 1M + 3.500%(9)	(B, B2)	06/21/24	4.500	237,218
					1,622,351

Building Materials (1.2%)
588	Airxcel, Inc., LIBOR 2M + 4.500%(9)	(B-, Caa2)	04/28/25	4.743	524,202
748	Foundation Building Materials Holding, Co. LLC, LIBOR 1M + 3.000%(9)	(BB-, B2)	08/13/25	3.161	735,034
1,234	NCI Building Systems, Inc., LIBOR 1M + 3.750%(9)	(B+, B2)	04/12/25	3.928	1,215,749
917	Priso Acquisition Corp., LIBOR 6M + 3.000%(9)	(B+, B3)	05/08/22	4.175	876,001
					3,350,986

Chemicals (2.2%)
412	Allnex (Luxembourg) & Cy S.C.A., LIBOR 2M + 3.250%(9)	(B, B2)	09/13/23	4.000	395,259
310	Allnex U.S.A., Inc., LIBOR 3M + 3.250%(9)	(B, B2)	09/13/23	4.000	297,785
959	Ascend Performance Materials Operations LLC, LIBOR 3M + 5.250%(6),(9)	(BB-, B1)	08/27/26	6.250	964,537
1,229	PMHC II, Inc., LIBOR 12M + 3.500%(9)	(CCC+, Caa1)	03/31/25	4.500	1,070,768
979	Polar U.S. Borrower LLC, LIBOR 1M + 4.750%(6),(9)	(B-, B2)	10/15/25	4.911	925,517
499	Solenis Holdings LLC, LIBOR 3M + 4.000%(9)	(B-, B3)	06/26/25	4.363	487,015
743	UTEX Industries, Inc., Prime + 5.000%(5),(9)	(CCC, Ca)	05/22/21	8.250	207,770
455	Vantage Specialty Chemicals, Inc., LIBOR 6M + 8.250%(7),(9)	(CCC, Caa3)	10/27/25	9.250	334,473

Credit Suisse Strategic Income Fund

Schedule of Investments (continued)

July 31, 2020 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
BANK LOANS (continued)
Chemicals
$1,462	Zep, Inc., LIBOR 3M + 4.000%(9)	(CCC+, Caa1)	08/12/24	5.072	$1,296,805
					5,979,929

Diversified Capital Goods (2.3%)
1,113	Callaway Golf Co., LIBOR 1M + 4.500%(9)	(B+, Ba3)	01/02/26	4.675	1,111,391
481	Douglas Dynamics Holdings, Inc., LIBOR 1M + 3.750%(9)	(BB-, B2)	06/05/26	4.750	480,374
1,460	Dynacast International LLC, LIBOR 3M + 3.250%(9)	(CCC, Caa1)	01/28/22	4.250	1,212,033
488	Element Materials Technology Group U.S. Holdings, Inc., LIBOR 3M + 3.500%(9)	(B, B2)	06/28/24	4.500	458,027
950	Filtration Group Corp., LIBOR 1M + 3.000%(9)	(B, B2)	03/29/25	3.161	931,469
524	Thermon Industries, Inc., LIBOR 1M + 3.750%(6),(9)	(B, B2)	10/30/24	4.750	517,697
1,619	Vertiv Group Corp., LIBOR 1M + 3.000%(9)	(B+, B1)	03/02/27	3.162	1,586,213
					6,297,204

Electronics (1.2%)
455	CPI International, Inc., LIBOR 1M + 3.500%(7),(9)	(B-, B3)	07/26/24	4.500	435,739
500	CPI International, Inc., LIBOR 1M + 7.250%(6),(7),(9)	(CCC, Caa2)	07/26/25	8.250	442,224
993	Microchip Technology, Inc., LIBOR 1M + 2.000%(6),(9)	(BB+, Baa3)	05/29/25	2.170	989,464
1,217	Oberthur Technologies S.A., LIBOR 3M + 3.750%(9)	(B-, B3)	01/10/24	4.058	1,145,333
400	Triton Solar U.S. Acquisition Co., LIBOR 3M + 6.000%(7),(9)	(B, B3)	10/29/24	7.072	344,909
					3,357,669

Energy - Exploration & Production (0.6%)
1,485	Lower Cadence Holdings LLC, LIBOR 1M + 4.000%(9)	(B-, B2)	05/22/26	4.161	1,319,177
875	PES Holdings LLC, Prime + 6.990%(5),(9)	(NR, NR)	12/31/22	3.250	203,404
					1,522,581

Food - Wholesale (1.1%)
984	AI Aqua Merger Sub, Inc., LIBOR 1M + 3.250%(6),(9)	(B, B2)	12/13/23	4.322	949,264
524	AI Aqua Merger Sub, Inc., LIBOR 3M + 4.250%(6),(9)	(B, B2)	12/13/23	5.342	511,359
214	U.S. Foods, Inc., LIBOR 3M + 2.000%(9)	(BB, B3)	09/13/26	3.072	202,279
1,227	United Natural Foods, Inc., LIBOR 1M + 4.250%(9)	(B, B3)	10/22/25	4.411	1,196,033
					2,858,935

Gaming (0.9%)
956	CBAC Borrower LLC, LIBOR 1M + 4.000%(7),(9)	(CCC+, Caa2)	07/08/24	4.161	848,180
834	Golden Nugget, Inc., LIBOR 1M + 2.500%(9)	(B, B2)	10/04/23	3.250	703,895
842	Stars Group Holdings B.V. (The), LIBOR 3M + 3.500%(9)	(BBB-, Ba1)	07/10/25	3.808	843,302
					2,395,377

Gas Distribution (0.5%)
1,406	Traverse Midstream Partners LLC, LIBOR 1M + 4.000%(9)	(B, B3)	09/27/24	5.000	1,236,411

Health Facilities (0.8%)
985	Surgery Center Holdings, Inc., LIBOR 1M + 3.250%(9)	(B-, B2)	09/03/24	4.250	934,033
160	Western Dental Services, Inc., LIBOR 3M + 4.500%(9)	(CCC+, Caa1)	06/30/23	5.500	137,900
1,094	Western Dental Services, Inc., LIBOR 3M + 5.250%(9)	(CCC+, Caa1)	06/30/23	6.250	946,059
					2,017,992

Health Services (2.9%)
2,016	Athenahealth, Inc., LIBOR 3M + 4.500%(9)	(B, B2)	02/11/26	4.818	1,993,699
1,482	Auris Luxembourg III Sarl, LIBOR 1M + 3.750%(9)	(B-, B3)	02/27/26	3.911	1,373,156
995	Cambrex Corp., LIBOR 1M + 5.000%(6),(9)	(B, B2)	12/04/26	6.000	996,244
336	Carestream Health, Inc., LIBOR 3M + 6.750%(9)	(B-, B1)	05/08/23	7.822	320,677
1,726	KUEHG Corp., LIBOR 3M + 3.750%(9)	(CCC+, B3)	02/21/25	4.750	1,509,617
1,481	Learning Care Group, Inc., LIBOR 3M + 3.250%(9)	(CCC, B3)	03/13/25	4.250	1,315,211
162	Navicure, Inc., LIBOR 1M + 4.000%(9)	(B-, B2)	10/22/26	4.161	159,194
					7,667,798

Insurance Brokerage (0.8%)
655	Acrisure LLC, LIBOR 1M + 3.500%(9)	(B, B2)	02/15/27	3.661	632,742
1,286	NFP Corp., LIBOR 1M + 3.250%(9)	(B, B2)	02/15/27	3.411	1,236,639
340	Ryan Specialty Group LLC, LIBOR 3M + 3.250%(9)	(B, B1)	07/23/27	3.546	338,570
					2,207,951

Investments & Misc. Financial Services (1.7%)
1,244	Advisor Group, Inc., LIBOR 1M + 5.000%(9)	(B-, B2)	07/31/26	5.161	1,180,493

Credit Suisse Strategic Income Fund

Schedule of Investments (continued)

July 31, 2020 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
BANK LOANS (continued)
Investments & Misc. Financial Services
$545	Altisource Solutions Sarl, LIBOR 3M + 4.000%(7),(9)	(B, B3)	04/03/24	5.000	$410,755
563	Ditech Holding Corp., Prime + 7.000%(5),(6),(9)	(NR, NR)	06/30/22	11.250	132,223
427	Focus Financial Partners LLC, LIBOR 1M + 2.000%(9)	(BB-, Ba3)	07/03/24	2.161	416,687
800	Hudson River Trading LLC, LIBOR 1M + 3.000%(6),(9)	(BB-, Ba2)	02/18/27	3.161	797,789
638	Liquidnet Holdings, Inc., LIBOR 3M + 3.250%(6),(9)	(BB-, Ba3)	07/15/24	4.322	618,375
961	VFH Parent LLC, LIBOR 1M + 3.000%(9)	(B+, Ba3)	03/01/26	3.178	954,721
					4,511,043

Machinery (1.1%)
917	Cohu, Inc., LIBOR 1M + 3.000%(9)	(B-, B2)	10/01/25	3.161	877,262
289	CPM Holdings, Inc., LIBOR 3M + 3.750%(9)	(CCC+, B3)	11/17/25	3.952	265,043
247	CPM Holdings, Inc., LIBOR 3M + 8.250%(7),(9)	(CCC, Caa3)	11/15/26	8.452	214,691
411	LTI Holdings, Inc., LIBOR 1M + 6.750%(7),(9)	(CCC, Caa3)	09/06/26	6.918	296,867
722	LTI Holdings, Inc., LIBOR 1M + 3.500%(9)	(CCC+, B3)	09/06/25	3.668	637,118
594	Penn Engineering & Manufacturing Corp., LIBOR 1M + 2.750%(6),(9)	(B+, B1)	06/27/24	3.750	576,587
					2,867,568

Managed Care (1.0%)
1,395	Inovalon Holdings, Inc., LIBOR 1M + 3.000%(9)	(B+, B2)	04/02/25	3.188	1,375,748
1,250	MPH Acquisition Holdings LLC, LIBOR 3M + 2.750%(9)	(B+, B1)	06/07/23	3.750	1,233,981
					2,609,729

Media - Diversified (0.6%)
623	Cast and Crew Payroll LLC, LIBOR 1M + 3.750%(9)	(B, B3)	02/09/26	3.920	575,365
982	Diamond Sports Group LLC, LIBOR 1M + 3.250%(9)	(BB-, Ba3)	08/24/26	3.420	790,174
250	NEP/NCP Holdco, Inc., LIBOR 1M + 7.000%(7),(9)	(CCC, Ca)	10/19/26	7.161	188,750
					1,554,289

Media Content (0.3%)
941	NASCAR Holdings, Inc., LIBOR 1M + 2.750%(9)	(BB, Ba3)	10/19/26	2.922	923,208

Medical Products (1.2%)
1,054	ABB Concise Optical Group LLC, LIBOR 3M + 5.000%(9)	(CCC+, B3)	06/15/23	6.060	895,498
987	CryoLife, Inc., LIBOR 3M + 3.250%(9)	(B, B1)	12/01/24	4.250	966,361
1,490	Sotera Health Holdings LLC, LIBOR 1M + 4.500%(9)	(B, B2)	12/11/26	5.500	1,488,852
					3,350,711

Metals & Mining - Excluding Steel (0.7%)
1,878	GrafTech Finance, Inc., LIBOR 1M + 3.500%(9)	(BB-, B1)	02/12/25	4.500	1,833,389
221	Noranda Aluminum Acquisition Corp., Prime + 3.500%(5),(6),(9)	(NR, NR)	02/28/19	7.750	15,487
					1,848,876

Non - Electric Utilities (0.2%)
728	BCP Raptor LLC, LIBOR 3M + 4.250%(9)	(B-, B3)	06/24/24	5.250	561,386

Packaging (1.0%)
494	Berry Global, Inc., LIBOR 1M + 2.000%(9)	(BBB-, Ba2)	07/01/26	2.188	480,104
647	Flex Acquisition Co., Inc., LIBOR 3M + 3.000%(9)	(B, B2)	12/29/23	4.000	628,727
817	Proampac PG Borrower LLC, LIBOR 3M + 3.500%(9)	(B-, B3)	11/20/23	4.500	795,168
735	Strategic Materials, Inc., LIBOR 3M + 3.750%(7),(9)	(CCC, Caa3)	11/01/24	4.750	518,886
645	Strategic Materials, Inc., LIBOR 3M + 7.750%(6),(7),(9)	(CC, C)	10/31/25	8.750	129,000
					2,551,885

Personal & Household Products (0.3%)
633	Serta Simmons Bedding LLC, LIBOR 3M + 7.500%(9)	(B, Caa2)	08/10/23	8.500	487,738
447	TricorBraun Holdings, Inc., LIBOR 3M + 3.750%(9)	(B-, B2)	11/30/23	4.750	441,920
					929,658

Pharmaceuticals (1.0%)
1,013	Akorn, Inc., LIBOR 1M + 13.750%(5),(9)	(D, NR)	04/16/21	0.750	988,138
866	Endo Luxembourg Finance Co. I Sarl, LIBOR 3M + 4.250%(9)	(B+, B2)	04/29/24	5.000	832,070
975	Syneos Health, Inc., LIBOR 1M + 1.500%(9)	(BB, Ba3)	03/26/24	1.661	955,500
					2,775,708

Real Estate Development & Management (1.1%)
1,231	Cushman & Wakefield U.S. Borrower LLC, LIBOR 1M + 2.750%(9)	(BB-, Ba3)	08/21/25	2.911	1,181,699
1,013	Forest City Enterprises LP, LIBOR 1M + 3.500%(9)	(B+, B2)	12/08/25	3.661	969,058

Credit Suisse Strategic Income Fund

Schedule of Investments (continued)

July 31, 2020 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
BANK LOANS (continued)
Real Estate Development & Management
$1,000	Hanjin International Corp., LIBOR 1M + 2.500%(6),(9)	(B, B1)	10/18/20	2.661	$920,000
					3,070,757
Real Estate Investment Trusts (0.3%)
721	Blackstone Mortgage Trust, Inc., LIBOR 1M + 4.750%(6),(9)	(B+, Ba2)	04/23/26	5.750	721,288
Recreation & Travel (1.5%)
250	Bulldog Purchaser, Inc., LIBOR 3M + 7.750%(9)	(CCC-, Caa3)	09/04/26	8.822	203,334
1,723	Bulldog Purchaser, Inc., LIBOR 3M + 3.750%(9)	(B-, B3)	09/05/25	4.822	1,443,937
199	Crown Finance U.S., Inc., LIBOR 3M + 2.250%(9)	(CCC+, B3)	02/28/25	3.322	127,662
494	Crown Finance U.S., Inc., LIBOR 6M + 2.500%(9)	(CCC+, B3)	09/30/26	3.572	315,343
1,968	Hornblower Sub LLC, LIBOR 3M + 4.500%(9)	(CCC-, Caa2)	04/27/25	5.500	1,599,196
364	Samsonite International S.A., LIBOR 1M + 4.500%(9)	(BB, Ba2)	04/25/25	5.500	356,136
					4,045,608
Restaurants (1.6%)
1,260	Flynn Restaurant Group LP, LIBOR 1M + 3.500%(9)	(B-, B2)	06/27/25	3.667	1,161,217
1,234	IRB Holding Corp., LIBOR 1M + 2.750%(9)	(B, B3)	02/05/25	3.750	1,161,744
492	K-Mac Holdings Corp., LIBOR 1M + 3.000%(9)	(B-, B2)	03/14/25	3.161	474,374
291	K-Mac Holdings Corp., LIBOR 1M + 6.750%(7),(9)	(CCC, Caa2)	03/16/26	6.911	265,265
737	Miller's Ale House, Inc., LIBOR 3M + 4.750%(7),(9)	(CCC, Caa1)	05/30/25	5.628	490,921
741	Tacala LLC, LIBOR 1M + 3.500%(9)	(B-, B2)	02/05/27	3.661	718,314
					4,271,835
Software - Services (6.3%)
748	Aston FinCo Sarl, LIBOR 1M + 4.250%(9)	(B-, B2)	10/09/26	4.428	719,367
895	Emerald TopCo, Inc., LIBOR 3M + 3.500%(9)	(B, B2)	07/24/26	3.760	881,861
1,700	Epicor Software Corp., LIBOR 1M + 3.250%(9)	(CCC, Caa2)	06/01/22	3.430	1,702,359
600	Epicor Software Corp., LIBOR 1M + 7.750%(9)	(CCC, Caa2)	07/30/28	8.750	615,000
1,988	Finastra U.S.A., Inc., LIBOR 3M + 3.500%(9)	(CCC+, B2)	06/13/24	4.500	1,845,708
651	Flexera Software LLC, LIBOR 6M + 3.250%(9)	(B-, B2)	02/26/25	4.250	648,524
746	Huskies Parent, Inc., LIBOR 1M + 4.000%(9)	(B-, B2)	07/31/26	4.161	732,258
1,244	Hyland Software, Inc., LIBOR 1M + 7.000%(9)	(CCC, Caa1)	07/07/25	7.750	1,244,006
1,235	Hyland Software, Inc., LIBOR 1M + 3.250%(9)	(B-, B1)	07/01/24	4.000	1,215,434
199	MA FinanceCo. LLC, LIBOR 1M + 2.500%(9)	(BB-, B1)	06/21/24	2.661	188,518
511	MA FinanceCo., LLC, LIBOR 3M + 4.250%(9)	(BB-, B1)	06/05/25	5.250	506,609
381	Newport Group, Inc., LIBOR 3M + 3.500%(9)	(B, B2)	09/13/25	3.808	367,924
1,111	Project Boost Purchaser, LLC, LIBOR 1M + 3.500%(9)	(B-, B2)	06/01/26	3.661	1,072,566
247	Project Leopard Holdings, Inc., LIBOR 3M + 4.500%(9)	(B, B2)	07/07/23	5.500	244,369
494	Project Leopard Holdings, Inc., LIBOR 3M + 4.250%(9)	(B, B2)	07/07/23	5.250	486,637
688	Project Ruby Ultimate Parent Corp., LIBOR 1M + 3.500%(6),(9)	(B, B2)	02/09/24	4.500	653,398
308	S2P Acquisition Borrower, Inc., LIBOR 3M + 4.000%(9)	(B-, B2)	08/14/26	5.072	302,281
1,344	Seattle Spinco, Inc., LIBOR 1M + 2.500%(9)	(BB-, B1)	06/21/24	2.661	1,273,127
1,936	The Ultimate Software Group, Inc., LIBOR 1M + 3.750%(9)	(B, B1)	05/04/26	3.911	1,920,877
422	VS Buyer LLC, LIBOR 1M + 3.250%(9)	(B-, B1)	02/28/27	3.417	415,921
					17,036,744
Specialty Retail (0.8%)
1,364	EG America LLC, LIBOR 6M + 4.000%(9)	(B-, B2)	02/07/25	5.072	1,300,155
796	Mister Car Wash Holdings, Inc., LIBOR 6M + 3.250%(9)	(CCC+, B2)	05/14/26	4.375	723,964
					2,024,119
Steel Producers/Products (0.9%)
1,203	Atkore International, Inc., LIBOR 3M + 2.750%(9)	(BB-, Ba3)	12/22/23	3.750	1,193,626
1,247	Zekelman Industries, Inc., LIBOR 1M + 2.000%(9)	(BB, Ba3)	01/24/27	2.179	1,215,703
					2,409,329
Support - Services (1.5%)
995	Allied Universal Holdco LLC, LIBOR 1M + 4.250%(9)	(B-, B3)	07/10/26	4.411	983,806
710	Brand Energy & Infrastructure Services, Inc., LIBOR 3M + 4.250%(9)	(B-, B3)	06/21/24	5.250	650,447
687	Long Term Care Group, Inc., LIBOR 1M + 5.250%(6),(9)	(B, B3)	12/06/22	6.250	673,748
972	SAI Global Holdings II (Australia) Pty. Ltd., LIBOR 3M + 4.500%(7),(9)	(CCC, Caa1)	12/20/23	5.500	704,952
672	St. George's University Scholastic Services, LIBOR 1M + 3.250%(9)	(B+, B2)	07/17/25	3.420	664,397
327	USS Ultimate Holdings, Inc., LIBOR 3M + 7.750%(6),(7),(9)	(CCC, Caa2)	08/25/25	8.750	294,546
					3,971,896

Credit Suisse Strategic Income Fund

Schedule of Investments (continued)

July 31, 2020 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
BANK LOANS (continued)
Tech Hardware & Equipment (0.2%)
$596	CommScope, Inc., LIBOR 1M + 3.250%(9)	(B+, Ba3)	04/06/26	3.411	$585,375
Telecom - Wireline Integrated & Services (2.2%)
486	Altice Financing S.A., LIBOR 1M + 2.750%(9)	(B, B2)	01/31/26	2.922	469,637
495	Altice France S.A., LIBOR 1M + 4.000%(9)	(B, B2)	08/14/26	4.175	485,813
1,485	Altice France S.A., LIBOR 1M + 3.688%(9)	(B, B2)	01/31/26	3.862	1,456,289
1,169	CenturyLink, Inc., LIBOR 1M + 2.250%(9)	(BBB-, Ba3)	03/15/27	2.411	1,129,058
644	GTT Communications, Inc., LIBOR 1M + 2.750%(9)	(CCC+, B2)	05/31/25	2.910	485,577
1,120	MTN Infrastructure TopCo, Inc., LIBOR 1M + 3.000%(9)	(B, B2)	11/15/24	4.000	1,097,610
457	TVC Albany, Inc., LIBOR 1M + 3.500%(9)	(B-, B2)	07/23/25	3.660	438,234
438	TVC Albany, Inc., LIBOR 1M + 7.500%(7),(9)	(CCC, Caa2)	07/23/26	7.660	377,867
					5,940,085
Theaters & Entertainment (2.2%)
1,704	Metro-Goldwyn-Mayer, Inc., LIBOR 1M + 4.500%(9)	(B-, B3)	07/03/26	5.500	1,650,968
1,792	Technicolor S.A., LIBOR 3M + 2.750%(5),(9)	(CC, Ca)	12/06/23	3.113	889,140
295	Technicolor S.A., LIBOR 3M + 6.000%(4),(6),(9)	(CC, Baa3)	06/30/24	12.335	308,000
915	Technicolor S.A., LIBOR 6M + 6.000%(4),(6),(9)	(CC, Baa3)	06/30/24	12.335	955,837
170	TopGolf International, Inc., LIBOR 3M + 5.500%(9)	(CCC+, Caa2)	02/08/26	5.808	162,331
2,474	William Morris Endeavor Entertainment LLC, LIBOR 1M + 2.750%(9)	(CCC+, B3)	05/18/25	2.920	1,975,228
					5,941,504
Trucking & Delivery (0.3%)
979	Transplace Holdings, Inc., LIBOR 3M + 3.750%(7),(9)	(B-, B1)	10/07/24	4.822	930,400
TOTAL BANK LOANS (Cost $134,158,977)					123,581,861

ASSET BACKED SECURITIES (5.1%)
Collateralized Debt Obligations (4.2%)
750	BlueMountain Fuji U.S. CLO III Ltd., 2017-3A, Rule 144A, LIBOR 3M + 5.200% (1),(9)	(BB-, NR)	01/15/30	5.475	602,475
750	Carlyle Global Market Strategies CLO Ltd., 2014-3RA, Rule 144A, LIBOR 3M + 5.400% (1),(9)	(B+, NR)	07/27/31	5.645	558,521
500	Carlyle Global Market Strategies CLO Ltd., 2015-2A, Rule 144A, LIBOR 3M + 6.150% (1),(7),(9)	(NR, B1)	04/27/27	6.395	343,935
500	Carlyle U.S. CLO Ltd., 2017-2A, Rule 144A (1),(7),(8)	(NR, NR)	07/20/31	0.000	176,438
750	CIFC Funding Ltd., 2014-1A, Rule 144A, LIBOR 3M + 5.850% (1),(9)	(BB-, NR)	01/18/31	6.122	611,400
750	Goldentree Loan Opportunities XI Ltd., 2015-11A, Rule 144A, LIBOR 3M + 5.400% (1),(9)	(NR, Ba3)	01/18/31	5.672	642,082
750	Greywolf CLO II Ltd., 2013-1A, Rule 144A, LIBOR 3M + 6.350% (1),(9)	(BB-, NR)	10/15/29	6.625	609,479
750	Greywolf CLO V Ltd., 2015-1A, Rule 144A, LIBOR 3M + 5.850% (1),(9)	(BB-, NR)	01/27/31	6.095	622,293
500	Halcyon Loan Advisors Funding Ltd., 2015-2A, Rule 144A (1),(7),(8)	(NR, NR)	07/25/27	0.000	22,500
500	KKR CLO Ltd., 20, Rule 144A, LIBOR 3M + 5.500% (1),(9)	(NR, Ba3)	10/16/30	5.771	404,625
750	KKR Financial CLO Ltd., 2013-1A, Rule 144A, LIBOR 3M + 6.080% (1),(9)	(NR, Ba3)	04/15/29	6.355	574,785
750	Octagon Investment Partners 31 LLC, 2017-1A, Rule 144A, LIBOR 3M + 6.30% (1),(9)	(NR, Ba3)	07/20/30	6.572	649,961
500	Shackleton CLO Ltd., 2014-6RA, Rule 144A, LIBOR 3M + 2.970% (1),(9)	(NR, Baa3)	07/17/28	3.243	443,592
750	Symphony Credit Opportunities Fund Ltd., 2015-2A, Rule 144A, LIBOR 3M + 3.060% (1),(9)	(NR, Baa3)	07/15/28	3.335	666,576
750	THL Credit Wind River CLO Ltd., 2015-2A, Rule 144A, LIBOR 3M + 5.550% (1),(9)	(NR, Ba3)	10/15/27	5.825	583,813
1,000	TICP CLO XIII Ltd., 2019-13A, Rule 144A, LIBOR 3M + 6.750% (1),(9)	(NR, Ba3)	07/15/32	7.025	946,829
500	Venture CLO Ltd., 2018-35A, Rule 144A, LIBOR 3M + 3.500% (1),(9)	(NR, Ba1)	10/22/31	3.758	418,403
750	Venture XXIV CLO Ltd., 2016 24A, Rule 144A, LIBOR 3M + 3.900% (1),(9)	(NR, Baa2)	10/20/28	4.172	698,074
500	Venture XXVIII CLO Ltd., 2017-28A, Rule 144A, LIBOR 3M + 6.150% (1),(9)	(NR, Ba3)	07/20/30	6.422	353,243
500	Vibrant CLO V Ltd., 2016-5A, Rule 144A, LIBOR 3M + 7.000% (1),(9)	(NR, Ba3)	01/20/29	7.272	339,714
750	Vibrant CLO VI Ltd., 2017-6A, Rule 144A, LIBOR 3M + 5.750% (1),(9)	(NR, Ba3)	06/20/29	6.056	521,355
500	Voya CLO Ltd., 2014-4A, Rule 144A, LIBOR 3M + 3.350% (1),(9)	(BBB-, NR)	07/14/31	3.618	421,717
					11,211,810
Other Asset Backed (0.9%)
1,000	Battalion CLO XV Ltd., 2020-15A, Rule 144A, LIBOR 3M + 6.350% (1),(9)	(BB-, NR)	01/17/33	6.623	915,243
750	KKR CLO Ltd., 16, Rule 144A, LIBOR 3M + 6.750% (1),(9)	(NR, Ba3)	01/20/29	7.022	630,162

Credit Suisse Strategic Income Fund

Schedule of Investments (continued)

July 31, 2020 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
ASSET BACKED SECURITIES (continued)
Other Asset Backed
$1,000	Oaktree CLO Ltd., 2019-4A, Rule 144A, LIBOR 3M + 7.230% (1),(9)	(BB-, NR)	10/20/32	7.502	$927,920
					2,473,325
TOTAL ASSET BACKED SECURITIES (Cost $17,113,121)					13,685,135

Number of Shares

COMMON STOCKS (0.9%)
Auto Parts & Equipment (0.4%)
23,014	Remainco LLC(4),(6),(10)	1,136,201
Building & Construction (0.0%)
2	White Forest Resources, Inc.(4),(6),(7),(10)	—

Building Materials (0.1%)
60,000	Cornerstone Building Brands, Inc.(10)	340,200
2,935	Euramax International, Inc.(4),(6),(10)	30
		340,230

Chemicals (0.0%)
1,512	Project Investor Holdings LLC(4),(6),(7),(10)	15
25,202	Proppants Holdings LLC(4),(6),(7),(10)	50,656
		50,671

Energy - Exploration & Production (0.0%)
749	Independence Contract Drilling, Inc.(10)	2,509
37,190	PES Energy, Inc.(7),(10)	372
		2,881

Metals & Mining - Excluding Steel (0.3%)
1,100,000	Taseko Mines Ltd.(10)	706,234

Oil Field Equipment & Services (0.0%)
3,529	Pioneer Energy Services Corp.(4),(6),(10)	2,576

Recreation & Travel (0.1%)
5,000	Six Flags Entertainment Corp.	86,950

Support - Services (0.0%)
87	Sprint Industrial Holdings LLC, Class G(4),(6),(7),(10)	—
8	Sprint Industrial Holdings LLC, Class H(4),(6),(7),(10)	—
19	Sprint Industrial Holdings LLC, Class I(4),(6),(7),(10)	—
		0
TOTAL COMMON STOCKS (Cost $3,077,925)		2,325,743

WARRANTS (0.0%)
Chemicals (0.0%)
6,300	Project Investor Holdings LLC, expires 02/20/2022(4),(6),(7),(10)	—

Diversified Capital Goods (0.0%)
5,506	Horizon Global Corp. expires 06/30/2021(10)	14,371

TOTAL WARRANTS (Cost $3,276)		14,371

SHORT-TERM INVESTMENTS (1.7%)
4,601,800	State Street Navigator Securities Lending Government Money Market Portfolio 0.12%(11) (Cost $4,601,800)	4,601,800

TOTAL INVESTMENTS AT VALUE (97.6%) (Cost $282,912,652)		262,670,908

OTHER ASSETS IN EXCESS OF LIABILITIES (2.4%)		6,430,778

NET ASSETS (100.0%)		$269,101,686

Credit Suisse Strategic Income Fund

Schedule of Investments (continued)

July 31, 2020 (unaudited)

†	Credit ratings given by the S&P Global Ratings Division of S&P Global Inc. (“S&P”) and Moody’s Investors Service, Inc. ("Moody's") are unaudited.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2020, these securities amounted to a value of $115,818,528 or 43.0% of net assets.
(2)	Security or portion thereof is out on loan.
(3)	PIK: Payment-in-kind security for which part of the income earned may be paid as additional principal.
(4)	Not readily marketable security; security is valued at fair value as determined in good faith by, or under the direction of, the Board of Trustees.
(5)	Bond is currently in default.
(6)	Security is valued using significant unobservable inputs.
(7)	Illiquid security (unaudited).
(8)	Zero coupon security.
(9)	Variable rate obligation - The interest rate shown is the rate in effect as of July 31, 2020.
(10)	Non-income producing security.
(11)	Represents security purchased with cash collateral received for securities on loan. The rate shown is the annualized one-day yield at July 31, 2020.

INVESTMENT ABBREVIATIONS

1M = 1 Month
2M = 2 Month
3M = 3 Month
6M = 6 Month
12M = 12 Month
LIBOR = London Interbank Offered Rate
NR = Not Rated
Sarl - société à responsabilité limitée

Forward Foreign Currency Contracts

Forward Currency to be Purchased (Local)		Forward Currency to be Sold (Local)		Expiration Date	Counterparty	Value on Settlement Date	Current Value/Notional	Net Unrealized Appreciation (Depreciation)
CAD	1,067,000	USD	793,881	10/13/20	Deutsche Bank AG	$793,881	$796,704	$2,823
CAD	148,500	USD	105,866	10/13/20	Morgan Stanley	105,866	110,881	5,015
CAD	38,500	USD	27,647	10/13/20	Barclays Bank plc	27,647	28,747	1,100
CAD	396,000	USD	292,401	10/13/20	JPMorgan Chase	292,401	295,683	3,282
USD	584,373	CAD	775,500	10/13/20	Morgan Stanley	(584,373)	(579,048)	5,325
USD	623,503	CAD	841,500	10/13/20	Deutsche Bank AG	(623,503)	(628,328)	(4,825)
USD	60,873	CAD	82,500	10/13/20	Barclays Bank plc	(60,873)	(61,601)	(728)
USD	668,316	CAD	907,500	10/13/20	JPMorgan Chase	(668,316)	(677,610)	(9,294)
								$2,698

Currency Abbreviations:

CAD = Canadian Dollar
USD = United States Dollar

SECURITY VALUATION — The Board of Trustees (the "Board") is responsible for the Fund’s valuation process. The Board has delegated the supervision of the daily valuation process to Credit Suisse Asset Management, LLC, the Fund’s investment adviser (“Credit Suisse” or the “Adviser”), who has established a Pricing Committee which, pursuant to the policies adopted by the Board, is responsible for making fair valuation determinations and overseeing the Fund’s pricing policies. The net asset value of the Fund is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the “Exchange”) on each day the Exchange is open for business. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. These pricing services generally price fixed income securities assuming orderly transactions of an institutional “round lot” size, but some trades occur in smaller “odd lot” sizes which may be effected at lower prices than institutional round lot trades. Structured note agreements are valued in accordance with a dealer-supplied valuation based on changes in the value of the underlying index. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Forward contracts are valued at the London closing spot rates and the London closing forward point rates on a daily basis. The currency forward contract pricing model derives the differential in point rates to the expiration date of the forward and calculates its present value. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The Fund may utilize a service provided by an independent third party which has been approved by the Board to fair value certain securities. When fair value pricing is employed, the prices of securities used by the Fund to calculate its net asset value may differ from quoted or published prices for the same securities. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the investment adviser to be unreliable, the market price may be determined by the investment adviser using quotations from one or more brokers/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, these securities will be fair valued in good faith by the Pricing Committee, in accordance with procedures adopted by the Board.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Generally accepted accounting principles in the United States of America (“GAAP”) established a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at each measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of July 31, 2020 in valuing the Fund’s assets and liabilities carried at fair value:

Assets	Level 1	Level 2	Level 3		Total
Investments in Securities
Corporate Bonds	$—	$118,306,499	$155,499		$118,461,998
Bank Loans	—	109,028,654	14,553,207		123,581,861
Asset Backed Securities	—	13,685,135	—		13,685,135
Common Stocks	1,135,893	372	1,189,478		2,325,743
Warrants	—	14,371	0	(1)	14,371
Short-term Investment	—	4,601,800	—		4,601,800

	$1,135,893	$245,636,831	$15,898,184		$262,670,908

Other Financial Instruments*
Forward Foreign Currency Contracts	$—	$17,545	$—		$17,545

Liabilities	Level 1	Level 2	Level 3	Total
Other Financial Instruments*
Forward Foreign Currency Contracts	$—	$14,847	$—	$14,847

*	Other financial instruments include unrealized appreciation (depreciation) on forward foreign currency contracts.
(1)	Includes zero valued securities.

The following is a reconciliation of investments as of July 31, 2020 for which significant unobservable inputs were used in determining fair value. All transfers, if any, are assumed to occur at the end of the reporting period.

	Corporate Bonds	Bank Loans	Common Stocks	Warrants		Total
Balance as of October 31, 2019	$706	$19,515,637	$833,990	$-	(1)	$20,350,333
Accrued discounts (premiums)	326	43,283	-	-		43,609
Purchases	1,129,546	5,702,239	1,940,751	-		8,772,536
Sales	(488,511)	(3,337,258)	(224,678)	-		(4,050,447)
Realized gain (loss)	(353,489)	(459,961)	(1,590,826)	-		(2,404,276)
Change in unrealized appreciation (depreciation)	(133,079)	(1,120,491)	230,241	-		(1,023,329)
Transfers into Level 3	-	5,793,250	-	-		5,793,250
Transfers out of Level 3	-	(11,583,492)	-	-		(11,583,492)
Balance as of July 31, 2020	$155,499	$14,553,207	$1,189,478	$-	(1)	$15,898,184

Net change in unrealized appreciation (depreciation) from investments still held as of July 31, 2020	$(133,079)	$(271,129)	$(973,203)	-		$(1,377,411)

(1) Includes zero valued securities.

Quantitative Disclosure About Significant Unobservable Inputs

	Fair Value	Valuation	Unobservable	Range
Asset Class	At 7/31/2020	Technique	Input	(Weighted Average)*
Corporate Bonds	$57,356	Income Approach	Expected Remaining Distribution	$0.01 - $0.90 ($0.89)
	$98,143	Market Approach	EBITDA Multiples	11.7 (N/A)
Bank Loans	$14,553,207	Vendor Pricing	Single Broker Quote	$0.07 - $1.05 ($0.96)
Common Stocks	$1,136,201	Income Approach	Expected Remaining Distribution	$0.00 - $49.37 ($49.37)
	$53,277	Market Approach	EBITDA Multiples	4.4 – 11.7 (6.8)
Warrants	$0	Market Approach	EBITDA Multiples	6.6 (N/A)

* Weighted by relative fair value

Each fair value determination is based on a consideration of relevant factors, including both observable and unobservable inputs. Observable and unobservable inputs that Credit Suisse considers may include (i) the existence of any contractual restrictions on the disposition of securities; (ii) information obtained from the company, which may include an analysis of the company's financial statements, the company's products or intended markets or the company's technologies; (iii) the price of the same or similar security negotiated at arm's length in an issuer's completed subsequent round of financing; (iv) the price and extent of public trading in similar securities of the issuer or of comparable companies; or (v) a probability and time value adjusted analysis of contractual term. Where available and appropriate, multiple valuation methodologies are applied to confirm fair value. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, determining fair value requires more judgment. Because of the inherent uncertainty of valuation, those estimated values may be materially higher or lower than the values that would have been used had a ready market for the investments existed. Accordingly, the degree of judgment exercised by the Fund in determining fair value is greatest for investments categorized in Level 3. In some circumstances, the inputs used to measure fair value might be categorized within different levels of the fair value hierarchy. In those instances, the fair value measurement is categorized in its entirety in the fair value hierarchy based on the least observable input that is significant to the fair value measurement. Additionally, changes in the market environment and other events that may occur over the life of the investments may cause the gains or losses ultimately realized on these investments to be different from the valuations used at the date of these financial statements.

During the period ended July 31, 2020, $75,666,530 was transferred from Level 2 to Level 3 due to a lack of a pricing source supported by observable inputs and $82,685,402 was transferred from Level 3 to Level 2 as a result of the availability of a pricing source supported by observable inputs. All transfers, if any, are assumed to occur at the end of the reporting period.

Other information regarding the Fund is available in the most recent Report to Shareholders. This information is also available on the Fund's website at www.credit-suisse.com/us/funds, as well as on the website of the Securities and Exchange Commission at www.sec.gov.